UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07102
The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

c/o CT Corporation
101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: January 31, 2012
Date of reporting period: July 31, 2011

Item 1. Reports to Stockholders.
Semi — Annual Report Hancock Horizon Family of Funds July 31, 2011 The Advisors’ Inner Circle Fund II

Hancock Horizon Family of Funds	July 31, 2011 (Unaudited)
Table of Contents

Financial Statements
Disclosure of Fund Expenses	2
Schedules of Investments	4
Statements of Assets and Liabilities	29
Statements of Operations	34
Statements of Changes in Net Assets	38
Financial Highlights	42
Notes to Financial Statements	60
Board Considerations in Re-Approving the Advisory and
Sub-Advisory Agreements	73
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that The Advisors’ Inner Circle Fund II uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-990-2434; and (ii) on the Commission’s website at http://www.sec.gov.

Disclosure of Fund Expenses
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, 12b-1 fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table on the next page illustrates your Fund’s costs in two ways:
• Actual Fund return — This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return. You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under the “Expenses Paid During Period” column.
• Hypothetical 5% return — This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment. Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. If these transactional costs were included, your cost would have been higher.

July 31, 2011 (Unaudited)

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	2/1/11	7/31/11	Ratios	Period*

Government Money Market Fund
Actual Fund Return
Trust Class	$1,000.00	$1,000.00	0.14%	$0.69
Institutional Sweep Class	1,000.00	1,000.00	0.15%	0.74
Class A	1,000.00	1,000.00	0.14%	0.69

Hypothetical 5% Return
Trust Class	$1,000.00	$1,024.10	0.14%	$0.70
Institutional Sweep Class	1,000.00	1,024.05	0.15%	0.75
Class A	1,000.00	1,024.10	0.14%	0.70

Strategic Income Bond Fund
Actual Fund Return
Trust Class	$1,000.00	$1,042.10	0.75%	$3.80
Class A	1,000.00	1,040.90	1.00%	5.06
Class C	1,000.00	1,037.40	1.75%	8.84

Hypothetical 5% Return
Trust Class	$1,000.00	$1,021.08	0.75%	$3.76
Class A	1,000.00	1,019.84	1.00%	5.01
Class C	1,000.00	1,016.12	1.75%	8.75

Value Fund
Actual Fund Return
Trust Class	$1,000.00	$1,010.40	1.03%	$5.13
Class A	1,000.00	1,009.20	1.28%	6.38
Class C	1,000.00	1,005.30	2.03%	10.09

Hypothetical 5% Return
Trust Class	$1,000.00	$1,019.69	1.03%	$5.16
Class A	1,000.00	1,018.45	1.28%	6.41
Class C	1,000.00	1,014.73	2.03%	10.14

Growth Fund
Actual Fund Return
Trust Class	$1,000.00	$1,020.90	1.07%	$5.36
Class A	1,000.00	1,019.50	1.32%	6.61
Class C	1,000.00	1,015.70	2.07%	10.35

Hypothetical 5% Return
Trust Class	$1,000.00	$1,019.49	1.07%	$5.36
Class A	1,000.00	1,018.25	1.32%	6.61
Class C	1,000.00	1,014.63	2.07%	10.34

Burkenroad Fund
Actual Fund Return
Class A	$1,000.00	$1,108.60	1.40%	$7.32
Class D	1,000.00	1,107.50	1.65%	8.62

Hypothetical 5% Return
Class A	$1,000.00	$1,017.85	1.40%	$7.00
Class D	1,000.00	1,016.61	1.65%	8.25

Quantitative Long/Short Fund
Actual Fund Return
Trust Class	$1,000.00	$1,032.50	2.10%	$10.58
Class A	1,000.00	1,031.40	2.36%	11.89
Class C	1,000.00	1,027.30	3.12%	15.68

Hypothetical 5% Return
Trust Class	$1,000.00	$1,014.78	2.10%	$10.49
Class A	1,000.00	1,013.09	2.36%	11.78
Class C	1,000.00	1,009.32	3.12%	15.54

Diversified International Fund
Actual Fund Return
Trust Class	$1,000.00	$1,026.60	1.46%	$7.34
Class A	1,000.00	1,024.70	1.71%	8.58
Class C	1,000.00	1,021.10	2.46%	12.33

Hypothetical 5% Return
Trust Class	$1,000.00	$1,017.55	1.46%	$7.30
Class A	1,000.00	1,016.31	1.71%	8.55
Class C	1,000.00	1,012.65	2.46%	12.28

Louisiana Tax-Free Income Fund
Actual Fund Return
Trust Class	$1,000.00	$1,067.20	0.75%	$3.84
Class A	1,000.00	1,066.20	1.00%	5.12

Hypothetical 5% Return
Trust Class	$1,000.00	$1,021.08	0.75%	$3.76
Class A	1,000.00	1,019.84	1.00%	5.01

Mississippi Tax-Free Income Fund
Actual Fund Return
Trust Class	$1,000.00	$1,063.50	0.75%	$3.84
Class A	1,000.00	1,062.50	1.00%	5.11

Hypothetical 5% Return
Trust Class	$1,000.00	$1,021.08	0.75%	$3.76
Class A	1,000.00	1,019.84	1.00%	5.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 (to reflect the one-half year period).

Schedules of Investments
Government Money Market Fund
Percentages are based on net assets.

	Face Amount	Value
Description	(000)	(000)

U.S. Government Agency Obligations — 37.8%
FFCB
0.270%, 03/22/12 (A)	$15,000	$15,000
0.500%, 05/02/12 (A)	25,000	25,059
FHLB
0.120%, 09/12/11 (A)	20,000	19,999
0.300%, 11/23/11	20,000	20,000
0.220%, 02/28/12 (A)	27,000	27,012
0.225%, 06/01/12	25,000	25,000
0.375%, 07/24/12	10,000	9,999
0.350%, 08/10/12	20,000	20,000
FHLMC
0.147%, 09/19/11 (A)	8,500	8,500
0.060%, 11/09/11 (A)	25,000	24,996

Total U.S. Government Agency Obligations (Cost $195,565 (000))		195,565

Corporate Bonds — 4.9%
Bank of America MTN (A) 0.945%, 12/02/11	25,000	25,070

Total Corporate Bonds (Cost $25,070 (000))		25,070

Repurchase Agreements (B) — 57.3%
Deutsche Bank 0.180%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $95,001,425 (collateralized by various U.S. Government obligations ranging in par value from $8,759,000 – $88,173,000, 0.000%, 12/21/11 – 02/04/13, with total market value $96,900,462)	95,000	95,000
Morgan Stanley 0.190%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $101,540,342 (collateralized by various U.S. Government obligations ranging in par value from $1,000 – $7,500,000 0.000% – 10.625%, 08/15/11 – 02/15/41, with total market value $103,569,566)	101,539	101,539
South Street 0.080%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $100,000,667 (collateralized by various U.S. Government obligations, ranging in par value from $84,000 – $67,303,159, 0.000% – 6.640%, 03/11/14 – 01/01/41, with total market value $102,000,000)	100,000	100,000

Total Repurchase Agreements (Cost $296,539 (000))		296,539

Total Investments – 100.0% (Cost $517,174 (000))		$517,174

Percentages are based on net assets of $517,206 (000).

(A)		Variable Rate Security — The rate reported is the rate in effect at July 31, 2011.

(B)		Tri-party Repurchase Agreements.

FFCB	—	Federal Farm Credit Bank

FHLB	—	Federal Home Loan Bank

FHLMC	—	Federal Home Loan Mortgage Corporation

MTN	—	Medium Term Note
The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2011 (Unaudited)
Strategic Income Bond Fund
Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.6%.

	Face Amount	Value
Description	(000)	(000)

Corporate Bonds — 25.2%
Aerospace & Defense — 1.7%
Honeywell International 5.300%, 03/01/18	$1,400	$1,603
United Technologies 4.500%, 04/15/20	1,000	1,092

Total Aerospace & Defense		2,695

Agriculture — 1.3%
Cargill (A) 4.375%, 06/01/13	2,000	2,114

Total Agriculture		2,114

Banks — 0.7%
Citigroup 5.300%, 01/07/16	1,000	1,095

Total Banks		1,095

Building & Construction — 1.0%
CRH America 8.125%, 07/15/18	1,300	1,558

Total Building & Construction		1,558

Chemicals — 1.3%
Dow Chemical
6.000%, 10/01/12	1,000	1,058
4.250%, 11/15/20	1,000	1,024

Total Chemicals		2,082

Coatings/Paint — 0.3%
Sherwin-Williams 3.125%, 12/15/14	500	529

Total Coatings/Paint		529

Electrical Services & Equipment — 0.5%
Pacificorp 6.900%, 11/15/11	793	808

Total Electrical Services & Equipment		808

Electrical Utilities — 0.7%
Northeast Utilities 5.650%, 06/01/13	1,000	1,074

Total Electrical Utilities		1,074

Entertainment — 2.8%
DIRECTV Holdings (A) 5.200%, 03/15/20	1,500	1,639
Viacom 5.625%, 09/15/19	1,500	1,712
Walt Disney MTN 4.500%, 12/15/13	1,000	1,085

Total Entertainment		4,436

Financial Services — 5.8%
American Honda Finance (A) 3.500%, 03/16/15	500	533
Boeing Capital 6.500%, 02/15/12	1,000	1,032
Goldman Sachs Group MTN 6.000%, 06/15/20	2,000	2,170
John Deere Capital MTN 2.800%, 09/18/17	1,350	1,385
Lehman Brothers Holdings MTN (B) 6.875%, 05/02/18	1,500	411
Merrill Lynch 6.050%, 05/16/16	1,000	1,057
Morgan Stanley MTN 5.550%, 04/27/17	970	1,041
New York Life Global Funding (A) 4.600%, 04/15/13	1,600	1,696

Total Financial Services		9,325

Food, Beverage & Tobacco — 0.2%
PepsiCo 3.100%, 01/15/15	250	265

Total Food, Beverage & Tobacco		265

Household Products — 1.6%
Procter & Gamble 1.375%, 08/01/12	2,500	2,520

Total Household Products		2,520

Schedules of Investments
Strategic Income Bond Fund (continued)

	Face Amount	Value
Description	(000)	(000)

Industrials — 0.7%
Praxair 2.125%, 06/14/13	$1,100	$1,129

Total Industrials		1,129

Medical Products & Services — 1.4%
Humana 7.200%, 06/15/18	1,425	1,684
Medco Health Solutions 7.250%, 08/15/13	500	556

Total Medical Products & Services		2,240

Oil Exploration & Production — 0.6%
Anadarko Petroleum 5.000%, 10/01/12	850	881

Total Oil Exploration & Production		881

Retail — 1.1%
Target 5.375%, 05/01/17	1,000	1,165
Yum! Brands 6.250%, 04/15/16	500	582

Total Retail		1,747

Telephones & Telecommunication — 1.6%
BellSouth 6.000%, 10/15/11	1,000	1,011
GTE 6.840%, 04/15/18	445	530
SBC Communications 5.875%, 08/15/12	1,000	1,053

Total Telephones & Telecommunication		2,594

Transportation Services — 1.9%
CSX 3.700%, 10/30/20	2,000	1,995
United Parcel Service 3.875%, 04/01/14	1,000	1,083

Total Transportation Services		3,078

Total Corporate Bonds (Cost $38,649 (000))		40,170

Municipal Bonds — 22.8%
Arkansas State, Development Finance Authority 5.210%, 04/01/23	1,020	1,097
Borough of North Slope Alaska 5.126%, 06/30/20	1,000	1,103
City & County of San Francisco, California 4.600%, 06/15/20	1,000	1,090
City of Austin Texas 5.086%, 11/15/25	500	525
City of Cape Coral, Florida 6.369%, 10/01/24	1,500	1,558
City of Dallas Texas 4.660%, 02/15/24	1,000	1,029
City of Dallas, Texas
4.589%, 02/15/21	1,000	1,083
4.489%, 02/15/20	500	543
4.389%, 02/15/19	500	546
City of Lafayette, Louisiana, Ser A 7.230%, 03/01/34	1,000	1,013
City of New York, New York, Sub-Ser G-2 3.500%, 03/01/16	1,500	1,601
Clark County School District Finance 5.200%, 06/01/26	2,000	2,044
County of Cumberland North Carolina 6.100%, 11/01/25	1,000	1,084
County of Guilford, North Carolina 4.641%, 08/01/22	1,000	1,086
County of Pierce, Washington 4.700%, 08/01/21	1,085	1,180
County of St. Louis, Missouri 5.200%, 12/01/28	2,000	2,044
East Baton Rouge, Louisiana, Sewerage Commission 3.543%, 02/01/16	1,000	1,046
Florida State Board of Education, Lottery Revenue
5.541%, 07/01/21	1,000	1,061
5.391%, 07/01/20	400	428
Florida State Board of Education, Ser G 4.650%, 06/01/20	1,500	1,574
JEA, Florida Bulk Power Supply System 4.900%, 10/01/20	1,000	1,074
Jefferson & Madison Counties, Idaho, Joint School District No. 251 Rigby 5.250%, 09/01/26	1,830	1,932
Louisiana Local Government Environmental Facilities & Community Development Auth 6.080%, 12/15/25	2,500	2,668

Schedules of Investments	July 31, 2011 (Unaudited)
Strategic Income Bond Fund (continued)

	Face Amount	Value
Description	(000)	(000)

Municipal Bonds (continued)
Macomb Interceptor Drain District, Michigan 4.250%, 05/01/21	$1,500	$1,526
Metropolitan Transportation Authority 4.546%, 11/15/17	1,000	1,063
Pennsylvania State 4.450%, 02/15/20	1,500	1,629
Rollins College 5.750%, 12/01/20	1,500	1,628
State of California 5.250%, 08/01/38	1,000	1,023
State of Rhode Island 4.663%, 04/01/21	1,000	1,074

Total Municipal Bonds (Cost $34,603 (000))		36,352

U.S. Government Mortgage-Backed Obligations — 18.5%
FHLMC
7.000%, 12/01/14	2	2
7.000%, 04/01/15	4	4
5.500%, 08/01/21	310	335
5.500%, 10/01/36	575	625
5.000%, 01/01/13	239	246
5.000%, 10/01/16	223	238
5.000%, 04/01/22	507	547
5.000%, 04/01/23	309	332
4.500%, 05/01/24	1,062	1,129
FNMA
7.500%, 12/01/30	10	12
6.500%, 01/01/32	103	117
6.000%, 08/01/35	724	802
6.000%, 05/01/36	496	549
6.000%, 07/01/36	299	330
5.500%, 06/01/25	827	902
5.500%, 10/01/34	283	309
5.500%, 01/01/36	486	528
5.500%, 02/01/36	530	576
5.500%, 04/01/36	557	605
5.000%, 10/01/18	162	175
5.000%, 12/01/18	195	211
5.000%, 11/01/21	412	443
5.000%, 05/01/38	1,175	1,256
4.500%, 07/01/18	382	410
4.500%, 07/01/24	1,485	1,581
4.000%, 04/01/31	2,953	3,071
3.500%, 09/01/25	4,527	4,660
3.500%, 06/01/26	3,930	4,047
GNMA
7.500%, 08/15/12	1	1
7.500%, 09/15/13	1	1
7.500%, 12/20/29	2	2
6.500%, 09/15/13	5	6
6.500%, 03/15/31	19	21
6.500%, 07/15/31	381	437
6.000%, 05/15/28	1	1
6.000%, 09/15/34	216	242
6.000%, 11/15/34	95	106
6.000%, 12/15/34	130	147
5.500%, 01/15/36	886	982
5.500%, 04/15/36	501	556
5.000%, 09/15/17	106	114
5.000%, 12/15/17	187	202
5.000%, 10/15/18	17	18
5.000%, 11/15/18	11	12
5.000%, 01/15/19	358	388
5.000%, 03/15/33	15	16
5.000%, 04/15/33	11	12
5.000%, 06/15/33	51	56
5.000%, 04/15/38	1,410	1,539
4.500%, 02/15/20	527	568

Total U.S. Government Mortgage-Backed Obligations (Cost $28,040 (000))		29,469

Exchange Traded Funds — 11.5%
iShares iBoxx High Yield Fund	77,250	7,034
iShares iBoxx Investment Grade Corporate Bond Fund	100,685	11,319

Total Exchange Traded Funds (Cost $16,734 (000))		18,353

Schedules of Investments
Strategic Income Bond Fund (concluded)

	Face Amount	Value
Description	(000)	(000)

U.S. Government Agency Obligations — 10.6%
FFCB
5.540%, 11/07/16	$1,500	$1,780
4.450%, 06/01/15	2,500	2,806
FHLB
5.000%, 12/09/16	1,000	1,152
2.250%, 04/13/12	1,500	1,520
FHLMC
5.250%, 04/18/16	1,000	1,167
4.500%, 01/15/15	1,750	1,956
FNMA
5.000%, 02/13/17	500	581
1.560%, 11/23/15	6,000	6,025

Total U.S. Government Agency Obligations (Cost $15,713 (000))		16,987

U.S. Treasury Obligation — 6.4%
U.S. Treasury Note 1.250%, 04/15/14	10,000	10,209

Total U.S. Treasury Obligation (Cost $10,035 (000))		10,209

Cash Equivalents (C) — 4.4%
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010% (D)	5,907,488	5,907
SEI Daily Income Trust Prime Obligations Fund, Cl A, 0.030%	1,124,848	1,125

Total Cash Equivalents (Cost $7,032 (000))		7,032

Total Investments — 99.4% (Cost $150,806 (000))		$158,572

Percentages are based on net assets of $159,496 (000).

(A)		144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2011, the value of these securities amounted to $5,982 (000s), representing 3.8% of the net assets.

(B)		Security is in default on interest payments.

(C)		The rate reported is the 7-day effective yield as of July 31, 2011.

(D)		Investment in affiliated security.

Cl	—	Class

FFCB	—	Federal Farm Credit Bank

FHLB	—	Federal Home Loan Bank

FHLMC	—	Federal Home Loan Mortgage Corporation

FNMA	—	Federal National Mortgage Association

GNMA	—	Government National Mortgage Association

MTN	—	Medium Term Note

Ser	—	Series
The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2011 (Unaudited)
Value Fund
Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.1%.

		Value
Description	Shares	(000)

Common Stock — 98.6%
Aerospace & Defense — 2.5%
Northrop Grumman	29,000	$1,755
Raytheon	46,000	2,057

Total Aerospace & Defense		3,812

Automotive — 2.8%
Harsco	75,000	2,056
Johnson Controls	59,000	2,180

Total Automotive		4,236

Banks — 5.0%
Capital One Financial	45,000	2,151
JPMorgan Chase	47,000	1,901
PNC Financial Services Group	29,000	1,574
Wells Fargo	75,000	2,096

Total Banks		7,722

Cable/Media — 1.5%
Time Warner Cable	32,000	2,346

Total Cable/Media		2,346

Chemicals — 4.6%
Cabot	53,000	2,072
Eastman Chemical	30,000	2,898
PPG Industries	25,000	2,105

Total Chemicals		7,075

Computers & Services — 2.5%
EMC*	85,840	2,239
NCR*	83,000	1,656

Total Computers & Services		3,895

Drug Retail — 1.3%
Walgreen	52,000	2,030

Total Drug Retail		2,030

Drugs — 1.5%
Pfizer	116,000	2,232

Total Drugs		2,232

Electrical Utilities — 7.3%
Alliant Energy	60,000	2,365
Consolidated Edison	42,000	2,209
DTE Energy	44,000	2,193
FirstEnergy	57,000	2,545
SCANA	50,000	1,959

Total Electrical Utilities		11,271

Electronic Components & Equipment — 1.2%
Arrow Electronics*	54,000	1,876

Total Electronic Components & Equipment		1,876

Entertainment — 2.8%
News, Cl A	140,000	2,243
Walt Disney	53,000	2,047

Total Entertainment		4,290

Financial Services — 2.9%
Ameriprise Financial	48,000	2,597
Legg Mason	63,000	1,853

Total Financial Services		4,450

Food, Beverage & Tobacco — 6.0%
Altria Group	82,000	2,156
Coca-Cola Enterprises	88,000	2,474
Constellation Brands, Cl A*	117,000	2,386
Kroger	88,000	2,188

Total Food, Beverage & Tobacco		9,204

Household Products — 1.6%
Snap-on	44,000	2,502

Total Household Products		2,502

Insurance — 13.4%
ACE	34,000	2,277
American Financial Group	83,000	2,820
Chubb	36,000	2,249

Schedules of Investments
Value Fund (continued)

		Value
Description	Shares	(000)

Hartford Financial Services Group	82,000	$1,921
HCC Insurance Holdings	73,000	2,200
Loews	54,000	2,153
Metlife	47,000	1,937
Reinsurance Group of America, Cl A	42,000	2,445
Torchmark	67,500	2,726

Total Insurance		20,728

Machinery — 1.5%
Illinois Tool Works	47,000	2,341

Total Machinery		2,341

Managed Health Care — 2.3%
UnitedHealth Group	70,000	3,474

Total Managed Health Care		3,474

Manufacturing — 1.3%
Eaton	42,000	2,014

Total Manufacturing		2,014

Medical Products & Services — 4.8%
Cardinal Health	59,000	2,582
Universal Health Services, Cl B	56,000	2,780
WellPoint	30,000	2,026

Total Medical Products & Services		7,388

Office Electronics — 0.8%
Xerox	133,000	1,241

Total Office Electronics		1,241

Paper & Paper Products — 1.7%
International Paper	86,000	2,554

Total Paper & Paper Products		2,554

Petroleum & Fuel Products — 7.4%
Apache	20,000	2,474
Chevron	26,000	2,704
Energen	44,000	2,588
Marathon Oil	47,000	1,456
Occidental Petroleum	23,000	2,258

Total Petroleum & Fuel Products		11,480

Petroleum Refining — 2.1%
Exxon Mobil	27,000	2,155
Marathon Petroleum*	23,500	1,029

Total Petroleum Refining		3,184

Printing & Publishing — 1.4%
RR Donnelley & Sons	116,000	2,182

Total Printing & Publishing		2,182

Retail — 5.4%
Genuine Parts	42,000	2,233
Limited Brands	79,000	2,991
VF	27,000	3,153

Total Retail		8,377

Semi-Conductors & Instruments — 3.9%
International Rectifier*	48,000	1,233
Jabil Circuit	78,000	1,428
Kla-Tencor	52,000	2,071
Molex	56,000	1,315

Total Semi-Conductors & Instruments		6,047

Telephones & Telecommunication — 2.7%
AT&T	75,000	2,194
CenturyLink	53,000	1,967

Total Telephones & Telecommunication		4,161

Transportation Services — 2.5%
Caterpillar	19,000	1,877
CSX	81,000	1,990

Total Transportation Services		3,867

Waste Management Services — 2.4%
Archer-Daniels-Midland	42,000	1,276
Corn Products International	48,000	2,443

Total Waste Management Services		3,719

Wholesale — 1.5%
AmerisourceBergen, Cl A	59,000	2,261
Total Wholesale		2,261

Total Common Stock (Cost $132,666 (000))		151,959

Schedules of Investments	July 31, 2011 (Unaudited)
Value Fund (concluded)

		Value
Description	Shares	(000)

Cash Equivalent (A)(B) — 1.3%
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010%	2,035,028	$2,035

Total Cash Equivalent (Cost $2,035 (000))		2,035

Total Investments — 99.9% (Cost $134,701 (000))		$153,994

Percentages are based on net assets of $154,175 (000).

*		Non-income producing security.

(A)		The rate reported is the 7-day effective yield as of July 31, 2011.

(B)		Investment in affiliated security.

Cl	—	Class
The accompanying notes are an integral part of the financial statements.

Schedules of Investments
Growth Fund
Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.1%.

		Value
Description	Shares	(000)

Common Stock — 98.0%
Advertising Agencies — 1.0%
Omnicom Group	18,000	$844

Total Advertising Agencies		844

Aerospace & Defense — 1.4%
United Technologies	14,000	1,160

Total Aerospace & Defense		1,160

Automotive — 1.0%
BorgWarner*	11,000	876

Total Automotive		876

Cable/Media — 2.2%
Comcast, Cl A	33,000	793
DIRECTV, Cl A*	21,000	1,064

Total Cable/Media		1,857

Chemicals — 3.3%
Albemarle	22,000	1,465
International Flavors & Fragrances	22,000	1,346

Total Chemicals		2,811

Computers & Services — 7.1%
Apple*	5,000	1,952
International Business Machines	9,000	1,637
Qualcomm	23,000	1,260
Western Digital*	33,000	1,137

Total Computers & Services		5,986

Containers & Packaging — 3.0%
Aptargroup	27,000	1,378
Ball	30,000	1,164

Total Containers & Packaging		2,542

Drugs — 2.7%
Endo Pharmaceuticals Holdings*	35,000	1,304
Watson Pharmaceuticals*	14,000	940

Total Drugs		2,244

Electrical Components & Equipment — 1.2%
Vishay Intertechnology*	71,000	978

Total Electrical Components & Equipment		978

Entertainment — 1.6%
Viacom, Cl B	27,000	1,307

Total Entertainment		1,307

Financial Services — 4.0%
Affiliated Managers Group*	12,000	1,252
American Express	22,000	1,101
Moody’s	28,000	997

Total Financial Services		3,350

Food, Beverage & Tobacco — 4.8%
Hormel Foods	52,000	1,506
Hubbell, Cl B	19,000	1,130
Whole Foods Market	21,000	1,401

Total Food, Beverage & Tobacco		4,037

Gas & Natural Gas — 1.4%
El Paso	58,000	1,192

Total Gas & Natural Gas		1,192

Home Improvement Retail — 1.3%
Home Depot	32,000	1,118

Total Home Improvement Retail		1,118

Homefurnishing Retail — 1.5%
Williams-Sonoma	34,000	1,259

Total Homefurnishing Retail		1,259

Schedules of Investments	July 31, 2011 (Unaudited)
Growth Fund (continued)

		Value
Description	Shares	(000)

Household Products — 1.2%
Stanley Black & Decker	16,000	$1,052

Total Household Products		1,052

Industrials — 3.0%
Air Products & Chemicals	14,000	1,242
Cummins	12,000	1,259

Total Industrials		2,501

Information Technology — 2.8%
Oracle	40,000	1,223
Rovi*	22,000	1,165

Total Information Technology		2,388

Insurance — 1.4%
Prudential Financial	20,000	1,174

Total Insurance		1,174

Leasing & Renting — 1.0%
Bed Bath & Beyond*	15,000	877

Total Leasing & Renting		877

Machinery — 6.0%
Dover	19,000	1,149
Gardner Denver	19,000	1,620
Nordson	24,000	1,225
Parker Hannifin	13,000	1,027

Total Machinery		5,021

Manufacturing — 1.4%
Green Mountain Coffee Roasters*	11,000	1,144

Total Manufacturing		1,144

Medical Products & Services — 8.9%
Agilent Technologies*	28,000	1,180
Baxter International	14,000	814
CIGNA	30,000	1,493
Cooper	10,000	765
CR Bard	7,000	691
Forest Laboratories*	35,000	1,297
Laboratory Corp of America Holdings*	14,000	1,271

Total Medical Products & Services		7,511

Metals & Mining — 1.4%
Cliffs Natural Resources	13,150	1,181

Total Metals & Mining		1,181

Petroleum & Fuel Products — 5.0%
Baker Hughes	16,000	1,238
National Oilwell Varco	20,000	1,611
Oceaneering International	32,000	1,383

Total Petroleum & Fuel Products		4,232

Retail — 12.7%
Ascena Retail Group*	39,000	1,261
Dollar Tree*	18,000	1,192
Panera Bread, Cl A*	9,000	1,038
Polo Ralph Lauren, Cl A	13,000	1,756
Ross Stores	14,780	1,120
TJX	30,000	1,659
Tractor Supply	20,000	1,318
WW Grainger	9,000	1,335

Total Retail		10,679

Semi-Conductors & Instruments — 9.1%
Altera	36,000	1,472
Analog Devices	33,000	1,135
Atmel*	90,000	1,089
Fairchild Semiconductor International, Cl A*	68,000	1,021
Lam Research*	14,000	572
Novellus Systems*	41,000	1,273
Xilinx	35,000	1,123

Total Semi-Conductors & Instruments		7,685

Systems Software — 1.5%
Symantec*	65,000	1,239

Total Systems Software		1,239

Transportation Services — 3.6%
Joy Global	16,000	1,503
Union Pacific	15,000	1,537

Total Transportation Services		3,040

Utilities — 1.5%
Ametek	30,000	1,275
Total Utilities		1,275

Total Common Stock (Cost $67,864 (000))		82,560

Schedules of Investments
Growth Fund (concluded)

		Value
Description	Shares	(000)

Cash Equivalent (A)(B) — 1.9%
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010%	1,556,364	$1,556

Total Cash Equivalent (Cost $1,556 (000))		1,556

Total Investments — 99.9% (Cost $69,420 (000))		$84,116

Percentages are based on net assets of $84,233 (000).

*		Non-income producing security.

(A)		The rate reported is the 7-day effective yield as of July 31, 2011.

(B)		Investment in affiliated security.

Cl	—	Class
The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2011 (Unaudited)
Burkenroad Fund
Percentages are based on net assets.

		Value
Description	Shares	(000)

Common Stock — 97.7%
Aerospace & Defense — 1.5%
HEICO	21,000	$1,098

Total Aerospace & Defense		1,098

Apparel & Textiles — 2.1%
Oxford Industries	38,000	1,489

Total Apparel & Textiles		1,489

Banks — 7.3%
First Financial Bankshares	30,000	967
International Bancshares	70,000	1,177
Midsouth Bancorp	11,116	150
Prosperity Bancshares	25,000	1,038
Southside Bancshares	49,000	972
Teche Holding	4,000	132
Trustmark	40,000	872

Total Banks		5,308

Chemicals — 1.7%
TPC Group*	30,000	1,204

Total Chemicals		1,204

Commercial Services — 2.9%
Rollins	52,500	1,002
Team*	40,000	1,070

Total Commercial Services		2,072

Computer & Electronics Retail — 1.2%
RadioShack	60,000	835

Total Computer & Electronics Retail		835

Computer Software — 2.0%
Manhattan Associates*	38,000	1,417

Total Computer Software		1,417

Computers & Services — 1.3%
Adtran	29,000	960

Total Computers & Services		960

Correctional Institutions — 1.0%
Geo Group*	35,000	728

Total Correctional Institutions		728

Electrical Utilities — 1.9%
El Paso Electric	40,000	1,338

Total Electrical Utilities		1,338

Financial Services — 2.7%
Ezcorp, Cl A*	40,000	1,331
Invesco Mortgage Capital	30,000	587

Total Financial Services		1,918

Food, Beverage & Tobacco — 5.7%
Cal-Maine Foods	33,000	1,116
Flowers Foods	49,500	1,085
National Beverage	73,000	1,079
Sanderson Farms	18,000	832

Total Food, Beverage & Tobacco		4,112

Household Products — 2.2%
Tupperware Brands	25,000	1,562

Total Household Products		1,562

Insurance — 4.4%
Amerisafe*	50,000	1,076
Infinity Property & Casualty	18,000	912
ProAssurance*	17,000	1,184

Total Insurance		3,172

Leasing & Renting — 1.1%
Aaron’s	31,500	794

Total Leasing & Renting		794

Schedules of Investments
Burkenroad Fund (continued)

		Value
Description	Shares	(000)

Machinery — 1.2%
Sun Hydraulics	31,500	$898

Total Machinery		898

Manufacturing — 1.9%
AZZ	28,000	1,401

Total Manufacturing		1,401

Medical Products & Services — 6.5%
Computer Programs & Systems	18,000	1,321
LHC Group*	45,000	1,025
Transcend Services*	40,000	1,163
US Physical Therapy	50,000	1,204

Total Medical Products & Services		4,713

Metals & Mining — 1.9%
CARBO Ceramics	9,000	1,404

Total Metals & Mining		1,404

Office Furniture & Fixtures — 1.5%
Tech Data*	23,000	1,074

Total Office Furniture & Fixtures		1,074

Paper & Paper Products — 4.3%
Neenah Paper	45,000	909
Rock-Tenn, Cl A	17,000	1,045
Schweitzer-Mauduit International	20,000	1,122

Total Paper & Paper Products		3,076

Petroleum & Fuel Products — 14.1%
Gulf Island Fabrication	35,000	1,211
Hornbeck Offshore Services*	35,000	974
Petroquest Energy*	160,000	1,301
SEACOR Holdings	10,000	1,004
Stone Energy*	40,000	1,298
Superior Energy Services*	35,000	1,452
W&T Offshore	55,000	1,491
Walter Energy	12,000	1,471

Total Petroleum & Fuel Products		10,202

Petroleum Refining — 1.6%
Western Refining*	55,000	1,124

Total Petroleum Refining		1,124

Printing & Publishing — 1.5%
Ennis	60,000	1,052

Total Printing & Publishing		1,052

Real Estate Investment Trusts (REITs) — 0.7%
EastGroup Properties	12,000	534

Total Real Estate Investment Trusts (REITs)		534

Retail — 13.7%
AFC Enterprises*	60,000	927
Brinker International	45,000	1,081
Carter’s*	35,000	1,172
Fossil*	13,000	1,634
Hibbett Sports*	38,000	1,491
Men’s Wearhouse	35,000	1,148
Pool	35,000	936
Sally Beauty Holdings*	90,000	1,548

Total Retail		9,937

Semi-Conductors & Instruments — 2.3%
Diodes*	40,000	942
Silicon Laboratories*	20,000	708

Total Semi-Conductors & Instruments		1,650

Telecommunication Services — 0.9%
Earthlink	84,000	675

Total Telecommunication Services		675

Transportation Services — 3.9%
Alamo Group	45,000	1,076
International Shipholding	35,000	720
Kirby*	18,000	1,050

Total Transportation Services		2,846

Schedules of Investments	July 31, 2011 (Unaudited)
Burkenroad Fund (concluded)

		Value
Description	Shares	(000)

Utilities — 2.7%
Cleco	35,000	$1,215
Powell Industries*	20,000	771

Total Utilities		1,986

Total Common Stock (Cost $51,363 (000))		70,579

Cash Equivalent (A)(B) — 2.3%
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010%	1,673,511	1,674

Total Cash Equivalent (Cost $1,674 (000))		1,674

Total Investments — 100.0% (Cost $53,037 (000))		$72,253

Percentages are based on net assets of $72,264 (000).

*		Non-income producing security.

(A)		The rate reported is the 7-day effective yield as of July 31, 2011.

(B)		Investment in affiliated security.

Cl	—	Class

REIT	—	Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

Schedules of Investments
Quantitative Long/Short Fund
Percentages are based on net assets. Included in net assets are other assets and liabilities of (3.2)% and securities sold short of (5.0)%.

		Value
Description	Shares	(000)

Common Stock — 96.8%
Airlines — 1.0%
Alaska Air Group*	5,300	$324

Total Airlines		324

Automotive — 2.2%
Ford Motor*	22,000	269
PEP Boys-Manny Moe & Jack	23,400	251
Standard Motor Products	16,500	234

Total Automotive		754

Banks — 1.7%
Capital One Financial	6,000	287
Huntington Bancshares	47,000	284

Total Banks		571

Beauty Products — 1.1%
Estee Lauder, Cl A	3,600	378

Total Beauty Products		378

Broadcasting, Newspapers and Advertising — 1.2%
CBS, Cl B	15,000	411

Total Broadcasting, Newspapers and Advertising		411

Cable/Media — 2.4%
Comcast, Cl A	14,500	348
DIRECTV, Cl A*	8,700	441

Total Cable/Media		789

Chemicals — 2.8%
Ashland	4,900	300
Cabot	8,200	321
PPG Industries	3,600	303

Total Chemicals		924

Computers & Services — 3.1%
Alliance Data Systems*	3,500	344
International Business Machines (1)	2,200	400
SanDisk*(1)	7,030	299

Total Computers & Services		1,043

Containers & Packaging — 0.9%
Ball	8,200	318

Total Containers & Packaging		318

Drugs — 4.5%
Endo Pharmaceuticals Holdings*(1)	10,000	373
McKesson	2,000	162
Medicis Pharmaceutical, Cl A	8,000	297
Pfizer	15,500	298
Viropharma*	9,400	170
Watson Pharmaceuticals*	2,950	198

Total Drugs		1,498

Electrical Components & Equipment — 1.8%
Littelfuse	6,600	337
Vishay Intertechnology* (1)	19,800	273

Total Electrical Components & Equipment		610

Electronic Components & Equipment — 1.1%
Newport*	22,700	353

Total Electronic Components & Equipment		353

Engineering Services — 0.9%
URS*	7,500	306

Total Engineering Services		306

Entertainment — 0.9%
Viacom, Cl B	6,600	320

Total Entertainment		320

Schedules of Investments	July 31, 2011 (Unaudited)
Quantitative Long/Short Fund (continued)

		Value
Description	Shares	(000)

Financial Services — 3.0%
Ameriprise Financial (1)	5,100	$276
Cash America International	7,200	403
Discover Financial Services (1)	12,300	315

Total Financial Services		994

Food, Beverage & Tobacco — 2.8%
Hormel Foods (1)	10,300	299
Kroger (1)	13,300	331
Tyson Foods, Cl A (1)	18,300	321

Total Food, Beverage & Tobacco		951

Homefurnishing Retail — 1.0%
Williams-Sonoma (1)	8,800	326

Total Homefurnishing Retail		326

Industrials — 2.4%
General Electric	16,800	301
Standex International	2,000	64
Tredegar	13,100	250
Tyco International	4,300	191

Total Industrials		806

Information Technology — 1.6%
CACI International, Cl A*	5,600	331
Oracle	6,400	196

Total Information Technology		527

Insurance — 1.5%
American Financial Group (1)	9,800	333
Prudential Financial	2,700	158

Total Insurance		491

Leasing & Renting — 1.8%
Bed Bath & Beyond*	6,200	363
Rent-A-Center, Cl A	8,400	227

Total Leasing & Renting		590

Machinery — 6.2%
Dover (1)	4,600	278
EnPro Industries*	7,600	352
Illinois Tool Works	5,200	259
Kennametal	7,600	300
Lydall*	17,500	211
Parker Hannifin (1)	3,900	308
Timken (1)	8,750	382

Total Machinery		2,090

Manufacturing — 1.9%
Eaton	6,200	297
Thomas & Betts*(1)	7,050	344

Total Manufacturing		641

Medical Products & Services — 8.5%
AMERIGROUP*	6,800	374
Cardinal Health	8,700	381
Cooper (1)	6,150	470
Coventry Health Care*	10,900	349
Health Net*(1)	11,200	315
Healthspring*	4,740	194
Hill-Rom Holdings	3,600	134
Humana (1)	5,750	429
PerkinElmer	7,400	181

Total Medical Products & Services		2,827

Office Furniture & Fixtures — 0.9%
Anixter International	4,940	308

Total Office Furniture & Fixtures		308

Packaged Foods & Meats — 1.0%
Smithfield Foods*	14,500	319

Total Packaged Foods & Meats		319

Paper & Paper Products — 3.6%
Buckeye Technologies (1)	22,300	600
Domtar	3,300	264
International Paper	10,950	325

Total Paper & Paper Products		1,189

Schedules of Investments
Quantitative Long/Short Fund (continued)

		Value
Description	Shares	(000)

Petroleum & Fuel Products — 5.3%
Chevron	3,100	$322
Diamond Offshore Drilling	4,600	312
Marathon Oil	9,200	285
National Oilwell Varco (1)	6,500	524
Occidental Petroleum	3,200	314

Total Petroleum & Fuel Products		1,757

Petroleum Refining — 2.9%
ConocoPhillips (1)	4,400	317
Tesoro*	14,000	340
Valero Energy	13,000	327

Total Petroleum Refining		984

Retail — 11.6%
ANN*(1)	11,000	285
Ascena Retail Group*(1)	9,100	294
Brinker International (1)	12,800	308
Finish Line, Cl A	18,000	383
Fossil*	1,800	226
Limited Brands (1)	10,250	388
Macy’s (1)	13,650	394
PetSmart (1)	7,640	329
Polaris Industries	3,450	409
Ross Stores	2,830	214
TJX	6,790	376
Watsco	4,400	260

Total Retail		3,866

Semi-Conductors & Instruments — 7.0%
Altera	6,200	253
Analog Devices	7,900	272
Fairchild Semiconductor International, Cl A*	18,900	284
Kulicke & Soffa Industries*	44,000	405
LSI*	42,000	309
MKS Instruments	7,500	187
Novellus Systems*	6,150	191
Teradyne*	23,500	317
Veeco Instruments*	3,000	119

Total Semi-Conductors & Instruments		2,337

Telephones & Telecommunication — 3.3%
MetroPCS Communications*	26,000	423
Plantronics	8,317	285
Sprint Nextel*	25,000	106
Verizon Communications	8,300	293

Total Telephones & Telecommunication		1,107

Transportation Services — 3.2%
FedEx (1)	3,200	278
Joy Global	4,300	404
Ryder System (1)	6,750	380

Total Transportation Services		1,062

Waste Management Services — 0.9%
Corn Products International	5,800	295

Total Waste Management Services		295

Wholesale — 0.8%
AmerisourceBergen, Cl A	7,400	284

Total Wholesale		284

Total Common Stock (Cost $27,331 (000))		32,350

Cash Equivalents — 11.4% (A)
AIM Short-Term Investments Money Market, 0.020%	1,165,942	1,166
Federated Prime Obligations Fund, Cl I, 0.090%	1,309,262	1,309
SEI Daily Income Prime Obligation Fund, Cl A, 0.030%	1,335,288	1,335

Total Cash Equivalents (Cost $3,810 (000))		3,810

Total Investments — 108.2% (Cost $31,141 (000))		$36,160

Securities Sold Short — (5.0)%
Common Stock — (5.0)%
Apparel Retail — (0.2)%
Urban Outfitters*	(2,300)	(75)

Total Apparel Retail		(75)

Automotive — (0.2)%
Drew Industries	(2,800)	(60)

Total Automotive		(60)

Schedules of Investments	July 31, 2011 (Unaudited)
Quantitative Long/Short Fund (concluded)

		Value
Description	Shares	(000)

Banks — (0.2)%
First Horizon National	(6,000)	$(54)

Total Banks		(54)

Building & Construction — (0.4)%
Griffon*	(6,600)	(62)
Meritage Homes*	(3,000)	(65)

Total Building & Construction		(127)

Computers & Services — (0.5)%
Blue Coat Systems*	(3,100)	(63)
Juniper Networks*	(2,200)	(51)
Oplink Communications*	(3,800)	(64)

Total Computers & Services		(178)

Consumer Products — (0.2)%
Skechers U.S.A., Cl A*	(4,000)	(67)

Total Consumer Products		(67)

E-Commerce — (0.2)%
Blue Nile*	(1,500)	(63)

Total E-Commerce		(63)

Educational Services — (0.2)%
Capella Education*	(1,500)	(64)

Total Educational Services		(64)

Entertainment — (0.1)%
DreamWorks Animation SKG, Cl A*	(1,730)	(38)

Total Entertainment		(38)

Insurance — (0.1)%
Genworth Financial, Cl A*	(4,170)	(35)

Total Insurance		(35)

Leisure & Recreational Products — (0.2)%
WMS Industries*	(1,800)	(50)

Total Leisure & Recreational Products		(50)

Medical Products & Services — (0.5)%
Allscripts Healthcare Solutions*	(3,500)	(63)
Parexel International*	(3,000)	(62)
Savient Pharmaceuticals*	(4,450)	(31)

Total Medical Products & Services		(156)

Paper & Paper Products — (0.2)%
Clearwater Paper*	(1,100)	(83)

Total Paper & Paper Products		(83)

Research & Development — (0.2)%
Jacobs Engineering Group*	(1,700)	(67)

Total Research & Development		(67)

Retail — (0.4)%
Big Lots*	(2,200)	(77)
Jack in the Box*	(3,000)	(68)

Total Retail		(145)

Semiconductors — (0.1)%
Cree*	(1,360)	(45)

Total Semiconductors		(45)

Semi-Conductors & Instruments — (1.0)%
Advanced Energy Industries*	(5,200)	(55)
Benchmark Electronics*	(4,200)	(62)
Broadcom, Cl A	(1,900)	(70)
Cirrus Logic*	(4,900)	(74)
Plexus*	(2,000)	(59)

Total Semi-Conductors & Instruments		(320)

Telecommunication Services — (0.1)%
Akamai Technologies*	(1,900)	(46)

Total Telecommunication Services		(46)

Total Common Stock (Proceeds $(1,901))		(1,673)

Total Securities Sold Short — (5.0)% (Proceeds $(1,901))		$(1,673)

Percentages are based on net assets of $33,411 (000).

* Non-income producing security.
(1) All or a portion of this security has been held in a segregated account as collateral for securities sold short.
(A) The rate reported is the 7-day effective yield as of July 31, 2011.
Cl — Class
The accompanying notes are an integral part of the financial statements.

Schedules of Investments
Diversified International Fund
Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.2%.

		Value
Description	Shares	(000)

Common Stock — 90.3%
Australia — 2.7%
BHP Billiton ADR	27,900	$2,554

Total Australia		2,554

Austria — 6.7%
Conwert Immobilien Invest	79,000	1,279
Erste Group Bank	40,500	1,943
Schoeller-Bleckmann Oilfield Equipment	32,700	3,193

Total Austria		6,415

Bermuda — 1.5%
Everest Re Group	17,800	1,462

Total Bermuda		1,462

Brazil — 6.3%
Amil Participacoes	197,600	2,223
Banco Bradesco ADR	78,183	1,503
Itau Unibanco Holding ADR	64,210	1,308
Petroleo Brasileiro ADR	29,600	1,006

Total Brazil		6,040

Canada — 1.0%
Rogers Communications, Cl B	24,700	943

Total Canada		943

China — 9.8%
Anhui Conch Cement, Cl H	444,000	2,079
China Merchants Bank, Cl H	519,500	1,233
China Oilfield Services, Cl H	680,000	1,190
China Shipping Container Lines, Cl H*	1,414,000	403
Industrial & Commercial Bank of China, Cl H	1,440,000	1,096
Mindray Medical International ADR	43,900	1,189
Weichai Power, Cl H	391,000	2,126

Total China		9,316

Colombia — 1.7%
BanColombia ADR	25,000	1,658

Total Colombia		1,658

Czech Republic — 0.5%
Komercni Banka	2,100	469

Total Czech Republic		469

France — 2.5%
BNP Paribas	20,973	1,370
Societe Generale	20,368	1,017

Total France		2,387

Hong Kong — 1.9%
Orient Overseas International	310,200	1,765

Total Hong Kong		1,765

India — 1.2%
ICICI Bank ADR	25,300	1,178

Total India		1,178

Ireland — 1.6%
ICON ADR*	66,100	1,476

Total Ireland		1,476

Israel — 1.4%
Ceragon Networks*	103,100	1,286

Total Israel		1,286

Japan — 7.6%
Denso	56,500	2,016
Hitachi	259,000	1,607
Nippon Steel	461,000	1,553
Secom	40,600	2,027

Total Japan		7,203

Mexico — 1.1%
Grupo Elektra	14,900	1,079

Total Mexico		1,079

Schedules of Investments	July 31, 2011 (Unaudited)
Diversified International Fund (concluded)

		Value
Description	Shares	(000)

Netherlands — 5.5%
Core Laboratories	27,000	$2,935
KONINKLIJKE KPN	66,600	952
Royal Dutch Shell, Cl A	37,252	1,370

Total Netherlands		5,257

Norway — 5.7%
DnB	178,300	2,597
Norsk Hydro	179,000	1,278
StatoilHydro ADR	61,500	1,511

Total Norway		5,386

Singapore — 3.0%
United Industrial	1,209,900	2,865

Total Singapore		2,865

South Korea — 1.7%
Hanjin Shipping	31,537	630
POSCO ADR	9,200	1,010

Total South Korea		1,640

Spain — 1.7%
Mapfre	442,717	1,577

Total Spain		1,577

Sweden — 2.0%
Getinge, Cl B	69,800	1,882

Total Sweden		1,882

Switzerland — 5.2%
Credit Suisse Group ADR	30,200	1,085
Novartis ADR	21,800	1,334
Roche Holding	8,900	1,600
Transocean	15,500	954

Total Switzerland		4,973

Taiwan — 2.0%
Advanced Semiconductor Engineering ADR	354,300	1,881

Total Taiwan		1,881

Turkey — 1.6%
Akbank	200,700	883
Turkiye Garanti Bankasi	153,500	683

Total Turkey		1,566

United Kingdom — 13.6%
ARM Holdings ADR	143,800	4,139
Diageo	87,632	1,791
HSBC Holdings	123,482	1,205
Rio Tinto ADR	40,200	2,853
Shire	85,900	2,988

Total United Kingdom		12,976

United States — 0.8%
Carnival	23,300	776

Total United States		776

Total Common Stock (Cost $69,705 (000))		86,010

Exchange-Traded Funds — 4.8%
iShares MSCI EAFE Index Fund	55,900	3,278
iShares MSCI United Kingdom Index Fund	70,100	1,244

Exchange-Traded Funds (Cost $4,636 (000))		4,522

Cash Equivalents (A) — 4.7%
Dreyfus Government Cash Management, 0.001%	773,071	773
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010% (B)	3,738,861	3,739

Total Cash Equivalents (Cost $4,512 (000))		4,512

Total Investments — 99.8% (Cost $78,853 (000))		$95,044

Percentages are based on net assets of $95,194 (000).

* Non-income producing security.
(A) The rate reported is the 7-day effective yield as of July 31, 2011.
(B) Investment in affiliated security.
ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and the Far East
MSCI — Morgan Stanley Capital International
The accompanying notes are an integral part of the financial statements.

Schedules of Investments
Louisiana Tax-Free Income Fund
Percentages are based on net assets. Included in net assets are other assets and liabilities of 2.2%.

	Face Amount	Value
Description	(000)	(000)

Municipal Bonds — 97.8%
District of Columbia — 1.6%
Metropolitan Washington, Airports Authority, Ser C, RB Callable 10/01/18 @ 100 5.125%, 10/01/39	$100	$101

Total District of Columbia		101

Louisiana — 77.6%
Bienville Parish, GO Callable 03/01/20 @ 100 4.000%, 03/01/29	180	177
Caddo-Bossier Parishes, Port Commission Project, RB Callable 04/01/21 @ 100 5.125%, 04/01/37	100	97
Hammond, Area Recreation District No. 1 Project, RB, AGM Callable 04/01/18 @ 100 4.750%, 04/01/26	150	154
Jefferson Davis Parish, Road Sales Tax District No. 1 Project, RB Callable 02/01/18 @ 101 4.550%, 02/01/25	160	165
Jefferson Parish, Hospital Service District No. 2 Project, RB, AGM Callable 09/02/11 @ 100 5.000%, 07/01/28	100	100
Lafayette, Consolidated Government, Public Improvement Project, RB Callable 03/01/21 @ 100 5.000%, 03/01/29	200	211
Lafayette, Public Trust Financing Authority, Ragin Cajun Facilities Inc. Project, RB Callable 10/01/19 @ 100 6.000%, 10/01/38	100	104
Lafayette, Public Trust Financing Authority, Ragin Cajun Facilities Inc. Project, RB, NATL-RE Callable 10/01/12 @ 102 5.000%, 10/01/32	75	76
Louisiana State, Gas & Fuels Tax Project, Ser B, RB Callable 05/01/20 @ 100 5.000%, 05/01/32	100	104
Callable 05/01/20 @ 100 5.000%, 05/01/37	165	169
Louisiana State, Ser A, GO Callable 09/01/20 @ 100 5.000%, 09/01/25	100	111
Louisiana State, University & Agricultural & Mechanical College, Health Sciences Center Project, RB, NATL-RE Callable 09/02/11 @ 100 6.375%, 05/01/31	200	201
Louisiana State, University & Agricultural & Mechanical College, Ser A, RB Callable 07/01/20 @ 100 5.000%, 07/01/35	100	103
Louisiana, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish Project, Ser A, RB Callable 04/01/19 @ 100 5.375%, 04/01/31	100	105
Louisiana, Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvements Project, RB, AMBAC Callable 05/01/17 @ 100 5.000%, 05/01/27	250	256
Louisiana, Local Government Environmental Facilities & Community Development Authority, Nicholls State University Student Project, RB, AGM Callable 10/01/20 @ 100 5.000%, 10/01/41	325	326
Louisiana, Local Government Environmental Facilities & Community Development Authority, Woman’s Hospital Foundation Project, Ser B, RB Callable 10/01/15 @ 100 6.000%, 10/01/40	125	124

Schedules of Investments	July 31, 2011 (Unaudited)
Louisiana Tax-Free Income Fund (concluded)

	Face Amount	Value
Description	(000)	(000)

Louisiana (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM Callable 07/01/21 @ 100 4.900%, 07/01/41	$175	$169
Louisiana, Public Facilities Authority, Franciscan Missionaries Project, RB Callable 07/01/19 @ 100 6.750%, 07/01/39	200	216
Louisiana, Public Facilities Authority, Nineteenth Judicial District Court Project, RB, NATL-RE FGIC Callable 06/01/17 @ 100 5.500%, 06/01/41	25	25
Louisiana, Public Facilities Authority, Ser B, RB 5.500%, 05/15/26	115	138
Louisiana, Public Facilities Authority, University of New Orleans Research & Technology Project, RB, NATL-RE Callable 09/01/16 @ 100 5.250%, 03/01/37	100	97
Plaquemines Parish, Ser A, RB Callable 03/01/20 @ 101 4.550%, 03/01/28	115	116
Sabine Parish, Consolidated School District No. 20-South Sabine, GO Callable 03/01/19 @ 100 4.000%, 03/01/26	210	221
St. John Baptist Parish, Marathon Oil Corp. Project, Ser A, RB Callable 06/01/17 @ 100 5.125%, 06/01/37	315	302
St. Martin Parish, School District Project, GO, AGM Callable 03/01/21 @ 100 5.000%, 03/01/31	100	105
St. Mary Parish, RB Callable 03/01/20 @ 100 5.000%, 03/01/28	100	95
St. Tammany Parish, Sales Tax District No. 3 Project, RB, CIFG Callable 06/01/16 @ 101 5.000%, 06/01/31	200	202
Tangipahoa Parish, Water District Project, RB, AMBAC Callable 04/01/17 @ 100 4.375%, 04/01/47	300	250
Terrebonne Parish, Hospital Service District No. 1 Project, General Medical Center Project, RB Callable 04/01/20 @ 100 5.000%, 04/01/28	150	147
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM Callable 04/01/21 @ 100 5.250%, 04/01/36	200	204

Total Louisiana		4,870

Puerto Rico — 17.6%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB Callable 07/01/18 @ 100 5.125%, 07/01/47	250	243
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB Callable 07/01/15 @ 100 5.250%, 07/01/35	310	305
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO Callable 07/01/21 @ 100 6.000%, 07/01/40	125	128
Callable 07/01/21 @ 100 5.750%, 07/01/41	125	124
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB Callable 08/01/20 @ 100 6.000%, 08/01/39	100	105
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB, AGM Callable 08/01/20 @ 100 5.125%, 08/01/42	200	200

Total Puerto Rico		1,105

Virgin Islands — 1.0%
Virgin Islands, Public Finance Authority, Capital Project, Ser A-1, RB Callable 10/01/19 @ 100 5.000%, 10/01/39	70	62

Total Virgin Islands		62

Total Municipal Bonds (Cost $5,998 (000))		6,138

Total Investments — 97.8% (Cost $5,998 (000))		$6,138

Percentages are based on net assets of $6,273 (000).

AGM — Assured Guaranty Municipal
AMBAC — American Municipal Bond Assurance Corporation
CIFG — CDC IXIS Financial Guaranty
FGIC — Financial Guaranty Insurance Company
GO — General Obligation
NATL-RE — National Public Finance Guarantee Corporation
RB — Revenue Bond
Ser — Series
The accompanying notes are an integral part of the financial statements.

Schedules of Investments
Mississippi Tax-Free Income Fund
Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.6%.

	Face Amount	Value
Description	(000)	(000)

Municipal Bonds — 96.6%
District of Columbia — 3.5%
District of Columbia, United Negro College Fund Project, RB Callable 07/01/20 @ 100 6.875%, 07/01/40	$415	$440
Washington, Convention Center Authority, Ser A, RB, AMBAC Callable 10/01/16 @ 100 4.500%, 10/01/30	110	99

Total District of Columbia		539

Mississippi — 74.3%
Gulfport Mississippi, Memorial Hospital at Gulfport Project, Ser A, RB Callable 09/02/11 @ 100 5.750%, 07/01/31	400	400
Jackson, State University Educational Building Project, Ser A-1, RB Callable 03/01/20 @ 100 5.000%, 03/01/34	555	564
Mississippi Home, Ser A, RB, GNMA FNMA FHLMC Callable 06/01/20 @ 100 4.550%, 12/01/31	95	94
Mississippi State, Capital Improvement Project, Ser B, GO Callable 12/01/17 @ 100 5.000%, 12/01/23	170	186
Mississippi, Development Bank, Attala County Project, RB Callable 05/01/21 @ 100 5.750%, 05/01/36	120	120
Mississippi, Development Bank, Capital & Equipment Acquisition Project, RB, AMBAC 5.000%, 07/01/24	680	643
Mississippi, Development Bank, Capital & Equipment Project, Ser A, RB, AMBAC 5.000%, 07/01/31	370	369
Mississippi, Development Bank, Columbus Infrastructure Building Project, RB Callable 12/01/20 @ 100 4.500%, 12/01/30	100	104
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB 5.000%, 08/01/19	200	223
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB Callable 08/01/20 @ 100 5.000%, 08/01/22	200	217
Mississippi, Development Bank, Greene County Regional Project, RB 4.250%, 04/01/21	250	255
4.125%, 04/01/20	200	205
Mississippi, Development Bank, Harrison County Coliseum Project, Ser A, RB 5.250%, 01/01/24	200	223
Mississippi, Development Bank, Hinds Community College Project, RB, AGM Callable 04/01/21 @ 100 5.125%, 04/01/41	400	405
Callable 04/01/21 @ 100 4.200%, 04/01/24	400	404
Mississippi, Development Bank, Jackson Public School District Building Project, RB, AGM Callable 04/01/18 @ 100 5.375%, 04/01/28	250	269
Mississippi, Development Bank, Jones County Junior College Project, RB Callable 03/01/19 @ 100 5.125%, 03/01/39	250	258
Callable 03/01/19 @ 100 5.000%, 03/01/33	75	78
Mississippi, Development Bank, Jones County Rest Home Project, RB, AGM Callable 04/01/21 @ 100 5.500%, 04/01/30	385	400
Callable 04/01/21 @ 100 5.250%, 04/01/27	305	315
Callable 04/01/21 @ 100 5.125%, 04/01/26	50	51
Callable 04/01/21 @ 100 5.000%, 04/01/24	105	109

Schedules of Investments	July 31, 2011 (Unaudited)
Mississippi Tax-Free Income Fund (continued)

	Face Amount	Value
Description	(000)	(000)

Mississippi (continued)
Mississippi, Development Bank, Lowndes County Industrial Development Project, RB, AGM Callable 07/01/17 @ 100 5.000%, 07/01/27	$450	$463
Mississippi, Development Bank, Lowndes County Project, RB, AGM Callable 12/01/20 @ 100 5.000%, 12/01/25	100	105
Mississippi, Development Bank, Magnolia Regional Health Center Project, Ser A, RB 4.500%, 10/01/18	550	549
Mississippi, Development Bank, Monroe County Hospital Project, RB Callable 07/01/19 @ 100 5.000%, 07/01/26	285	286
Mississippi, Development Bank, Municipal Energy Agency Power Supply Project, RB, XLCA Callable 03/01/16 @ 100 5.000%, 03/01/41	450	380
Mississippi, Development Bank, RB, AMBAC Callable 03/01/16 @ 100 5.000%, 03/01/22	175	186
Mississippi, Development Bank, Ser A, RB Callable 10/01/21 @ 100 5.750%, 10/01/31	160	171
Mississippi, Development Bank, Water & Sewer Project, RB Callable 07/01/20 @ 100 5.250%, 07/01/30	230	239
Mississippi, Development Bank, Water & Sewer System Project, RB, AGM Callable 09/01/14 @ 100 5.000%, 09/01/29	220	225
Callable 09/01/14 @ 100 5.000%, 09/01/34	100	101
Mississippi, Development Bank, West Rankin Utility Authority Project, RB, AGM Callable 01/01/18 @ 100 5.000%, 01/01/28	600	618
Mississippi, Hospital Equipment & Facilities Authority, Health Services Project, Ser 1, RB Callable 10/01/20 @ 100 5.000%, 10/01/39	350	346
Mississippi, State University Educational Building, RB Callable 08/01/21 @ 100 5.000%, 08/01/41	450	459
Mississippi, State University Educational Building, Residence Hall Construction Project, RB Callable 08/01/19 @ 100 5.250%, 08/01/33	60	63
Oxford, School District, School Improvement Project, GO Callable 04/01/21 @ 100 4.500%, 04/01/31	500	516
Ridgeland, Mississippi, Colony Park Project, TA Callable 04/01/21 @ 100 6.375%, 04/01/31	500	517
University of Southern Mississippi, Campus Facilities Improvement Project, RB Callable 09/01/19 @ 100 5.250%, 09/01/32	100	105
Callable 09/01/19 @ 100 5.125%, 09/01/29	300	319

Total Mississippi		11,540

Puerto Rico — 11.8%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB Callable 07/01/18 @ 100 5.125%, 07/01/47	150	146
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB Callable 07/01/20 @ 100 5.750%, 07/01/36	220	224
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB Callable 07/01/15 @ 100 5.250%, 07/01/35	180	177
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO Callable 07/01/21 @ 100 5.750%, 07/01/41	275	274
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, AGM Callable 07/01/16 @ 100 6.000%, 07/01/33	150	161
Puerto Rico Commonwealth, Public Improvement Project, Ser C, GO Callable 07/01/21 @ 100 5.750%, 07/01/36	350	352

Schedules of Investments
Mississippi Tax-Free Income Fund (concluded)

	Face Amount	Value
Description	(000)	(000)

Puerto Rico (continued)
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB Callable 02/01/20 @ 100 5.500%, 08/01/42	$500	$503

Total Puerto Rico		1,837

Texas — 3.7%
Harris County Texas, RB Callable 08/15/19 @ 100 5.000%, 08/15/33	300	308
North Texas, Municipal Water District Project, RB Callable 09/01/18 @ 100 5.000%, 09/01/38	265	273

Total Texas		581

Virgin Islands — 3.3%
Virgin Islands, Public Finance Authority, Capital Project, Ser A-1, RB Callable 10/01/19 @ 100 5.000%, 10/01/39	350	308
Virgin Islands, Public Finance Authority, Ser A, RB Callable 10/01/20 @ 100 5.000%, 10/01/29	100	98
Virgin Islands, Public Finance Authority, Sub-Ser B, RB Callable 10/01/20 @ 100 5.250%, 10/01/29	100	99

Total Virgin Islands		505

Total Municipal Bonds (Cost $14,575 (000))		15,002

Cash Equivalent (A) — 2.8%
Federated Tax-Free Obligations Fund, 0.010%	438,547	439

Total Cash Equivalent (Cost $439 (000))		439

Total Investments — 99.4% (Cost $15,014 (000))		$15,441

Percentages are based on net assets of $15,531 (000).

(A) The rate reported is the 7-day effective yield as of July 31, 2011.
AGM — Assured Guaranty Municipal
AMBAC — American Municipal Bond Assurance Corporation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
RB — Revenue Bond
Ser — Series
TA — Tax Allocation
XLCA — XL Capital Assurance
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1)	As of July 31, 2011 (Unaudited)

	Government	Strategic
	Money Market	Income
	Fund	Bond Fund
Assets:
Investments in securities at value (Cost $220,635 and $144,899, respectively)	$220,635	$152,665
Repurchase agreements at value (Cost $296,539 and $0, respectively)	296,539	—
Affiliated investments at value (Cost $0 and $5,907, respectively)	—	5,907
Receivable for capital shares sold	—	304
Receivable from Adviser	191	9
Shareholder servicing fees receivable	72	—
Receivable for dividends and interest	105	1,222
Distribution fees receivable	57	—
Receivable from Administrator	6	—
Prepaid expenses	3	5

Total Assets	517,608	160,112

Liabilities:
Payable for capital shares redeemed	—	477
Payable due to Investment Adviser	159	81
Shareholder servicing fees payable	71	10
Payable for distribution fees	57	1
Payable due to Administrator	32	11
Payable due to Custodian	21	8
Payable due to Transfer Agent	3	3
Income distribution payable	3	—
Chief Compliance Officer fees payable	5	2
Payable due to Trustees	1	—
Other accrued expenses	50	23

Total Liabilities	402	616

Net Assets	$517,206	$159,496

Net Assets:
Paid-in-Capital	$517,235	$151,646
Undistributed (distributions in excess of) net investment income	(3)	23
Accumulated net realized gain (loss) on investments	(26)	61
Net unrealized appreciation on investments	—	7,766

Net Assets	$517,206	$159,496

Trust Class Shares:
Net Assets	$133,767	$105,879
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	133,769,957	6,458,631
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$16.39

Institutional Sweep Class Shares:
Net Assets	$90,165	n/a
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	90,170,658	n/a
Net Asset Value, Offering and Redemption Price Per Share	$1.00	n/a

Class A Shares:
Net Assets	$293,274	$52,835
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	293,291,307	3,229,450
Net Asset Value and Redemption Price Per Share	$1.00	$16.36

Maximum Offering Price Per Share ($16.36 ÷ 96.00%)	n/a	$17.04

Class C Shares:
Net Assets	n/a	$782
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	n/a	47,539
Net Asset Value, Offering and Redemption Price Per Share	n/a	$16.45

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are $0 or have been rounded to $0.

(1) Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest.
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (continued)

	Value	Growth	Burkenroad
	Fund	Fund	Fund
Assets:
Investments in securities at value (Cost $132,666, $67,864, $51,363, respectively)	$151,959	$82,560	$70,579
Affiliated investments at value (Cost $2,035, $1,556, $1,674, respectively)	2,035	1,556	1,674
Cash	12	—	—
Receivable for capital shares sold	438	270	186
Shareholder servicing fees receivable	—	6	—
Receivable for dividends and interest	107	40	13
Receivable from Investment Adviser	—	—	3
Prepaid expenses	17	12	14

Total Assets	154,568	84,444	72,469

Liabilities:
Payable for capital shares redeemed	219	127	102
Payable due to Investment Adviser	110	60	59
Shareholder servicing fees payable	16	—	22
Payable due to Administrator	11	6	5
Payable due to Custodian	9	4	3
Payable due to Transfer Agent	3	3	2
Payable for distribution fees	3	—	5
Chief Compliance Officer fees payable	2	1	1
Other accrued expenses	20	10	6

Total Liabilities	393	211	205

Net Assets	$154,175	$84,233	$72,264

Net Assets:
Paid-in-Capital	$147,094	$75,017	$48,102
Distributions in excess of net investment income /accumulated net investment loss	(39)	(78)	(211)
Accumulated net realized gain (loss) on investments	(12,173)	(5,402)	5,157
Net unrealized appreciation on investments	19,293	14,696	19,216

Net Assets	$154,175	$84,233	$72,264

Trust Class Shares:
Net Assets	$77,980	$53,100	n/a
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,664,720	3,195,157	n/a
Net Asset Value, Offering and Redemption Price Per Share	$21.28	$16.62	n/a

Class A Shares:
Net Assets	$71,262	$30,647	$62,341
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,361,099	1,893,633	1,526,359
Net Asset Value and Redemption Price Per Share	$21.20	$16.18	$40.84

Maximum Offering Price Per Share ($21.20, $16.18, $40.84 ÷ 94.75%, respectively)	$22.37	$17.08	$43.10

Class C Shares:
Net Assets	$4,933	$486	n/a
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	237,465	32,707	n/a
Net Asset Value, Offering and Redemption Price Per Share	$20.77 *	$14.86 *	n/a

Class D Shares:
Net Assets	n/a	n/a	$9,923
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	n/a	n/a	247,484
Net Asset Value, Offering and Redemption Price Per Share	n/a	n/a	$40.09	*

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are $0 or have been rounded to $0.

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest.

*	Net assets divided by shares do not calculate to the stated NAV because Net Assets amounts are shown rounded.
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1)	As of July 31, 2011 (Unaudited)

	Quantitative	Diversified
	Long/Short	International
	Fund	Fund
Assets:
Investments in securities at value (Cost $31,141 and $75,114, respectively)	$36,160	$91,305
Affiliated investments at value (Cost $0 and $3,739, respectively)	—	3,739
Receivable for capital shares sold	104	174
Reclaim receivable	—	80
Receivable for dividends and interest	19	58
Prepaid expenses	18	15

Total Assets	36,301	95,371

Liabilities:
Payable for Securities sold short (Proceeds $1,901 and $0, respectively)	1,673	—
Payable due to Prime Broker	1,130	—
Payable for investment securities purchased	—	28
Foreign currency (Cost $0 and $1,108, respectively)	—	1
Payable due to Adviser	55	77
Payable for capital shares redeemed	18	44
Interest payable on securities sold short	4	—
Payable due to Transfer Agent	3	3
Payable due to Administrator	2	6
Payable due to Custodian	1	5
Shareholder servicing fees payable	1	3
Chief Compliance Officer fees payable	—	1
Other accrued expenses	3	9

Total Liabilities	2,890	177

Net Assets	$33,411	$95,194

Net Assets:
Paid-in-Capital	$28,991	$76,616
Undistributed net investment income (accumulated net investment loss)	(214)	1,001
Accumulated net realized gain (loss) on investments	(613)	1,379
Net unrealized appreciation on investments (including securities sold short)	5,247	16,191
Net unrealized appreciation on foreign currency	—	7

Net Assets	$33,411	$95,194

Trust Class Shares:
Net Assets	$28,544	$79,879
Outstanding Shares of Beneficial Interest (unlimited authorization —no par value)	1,798,816	3,763,355
Net Asset Value, Offering and Redemption Price Per Share	$15.87	$21.23

Class A Shares:
Net Assets	$4,844	$15,104
Outstanding Shares of Beneficial Interest (unlimited authorization —no par value)	307,214	714,115
Net Asset Value and Redemption Price Per Share	$15.77	$21.15

Maximum Offering Price Per Share ($15.77 and $21.15 ÷ 94.75%, respectively)	$16.64	$22.32

Class C Shares:
Net Assets	$23	$211
Outstanding Shares of Beneficial Interest (unlimited authorization —no par value)	1,458	10,143
Net Asset Value, Offering and Redemption Price Per Share	$15.43 *	$20.85	*

Amounts designated as “—” are $0 or have been rounded to $0.

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest.

*	Net assets divided by shares do not calculate to the stated NAV because Net Assets amounts are shown rounded.
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)1 (concluded)

	Louisiana		Mississippi
	Tax-Free Income		Tax-Free Income
	Fund		Fund
Assets:
Investments in securities at value (Cost $5,998 and $15,014, respectively)	$6,138		$15,441
Receivable for capital shares sold	50		70
Deferred offering costs	11		12
Receivable from Investment Adviser	6		6
Receivable for dividends and interest	81		186

Total Assets	6,286		15,715

Liabilities:
Due to Custodian	4		—
Payable for investment securities purchased	—		171
Payable due to Adviser	3		7
Payable due to Transfer Agent	2		2
Payable due to Administrator	1		1
Payable for capital shares redeemed	—		1
Shareholder servicing fees payable	1		2
Other accrued expenses	2		—

Total Liabilities	13		184

Net Assets	$6,273		$15,531

Net Assets:
Paid-in-Capital	$6,130		$15,111
Undistributed net investment income	3		6
Accumulated net realized loss on investments	—		(13)
Net unrealized appreciation on investments	140		427

Net Assets	$6,273		$15,531

Trust Class Shares:
Net Assets	$2,626		$6,000
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	166,525		381,881
Net Asset Value, Offering and Redemption Price Per Share	$15.77	*	$15.71

Class A Shares:
Net Assets	$3,647		$9,531
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	231,216		606,746
Net Asset Value and Redemption Price Per Share	$15.77	*	$15.71

Maximum Offering Price Per Share ($15.77 and $15.71 ÷ 96.00%, respectively)	$16.43		$16.36

Amounts designated as “—” are $0 or have been rounded to $0.

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest.
The accompanying notes are an integral part of the financial statements.

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Statements of Operations (000)

	Government	Strategic
	Money Market	Income	Value	Growth
	Fund	Bond Fund	Fund	Fund
Investment Income:
Interest income	$377	$2,801	$—	$—
Dividend income	—	511	1,714	409
Income from Affiliated Investments	—	—	—	—

Total Investment Income	377	3,312	1,714	409

Expenses:
Investment advisory fees	976	459	634	341
Administration fees	233	73	75	41
Shareholder servicing fees — Institutional Sweep Class	100	n/a	n/a	n/a
Shareholder servicing fees — Class A	356	62	92	39
Shareholder servicing fees — Class C	n/a	1	6	1
Distribution fees — Class A	356	n/a	n/a	n/a
Distribution fees — Class C	n/a	3	19	2
Custodian fees	73	23	24	13
Transfer agent fees	26	26	26	26
Trustees’ fees	17	5	5	3
Chief Compliance Officer fees	6	2	2	1
Professional fees	72	22	23	13
Printing fees	29	9	10	5
Registration fees	9	5	14	11
Insurance and other expenses	34	15	8	3

Total Expenses	2,287	705	938	499

Less: Investment advisory fees waived	(976)	(65)	—	—
Less: Reimbursement from Adviser	(74)	—	—	—
Less: Administration fees waived	(72)	—	—	—
Less: Shareholder servicing fees reimbursed by Adviser — Institutional Sweep Class	(100)	—	—	—
Less: Shareholder servicing fees reimbursed by Adviser — Class A	(356)	—	—	—
Less: Distribution fees waived — Class A	(356)	—	—	—

Total Net Expenses	353	640	938	499

Net Investment Income (Loss)	24	2,672	776	(90)

Net realized gain from security transactions	—	73	8,428	7,210
Net change in unrealized appreciation (depreciation) on investments	—	3,624	(7,741)	(5,411)

Net Realized and Unrealized Gain on investments	—	3,697	687	1,799

Net Increase in Net Assets Resulting from Operations	$24	$6,369	$1,463	$1,709

“n/a” designates that the fund does not offer this class.
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

For the six months ended July 31, 2011 (Unaudited)

		Quantitative	Diversified
	Burkenroad	Long/Short	International
	Fund	Fund	Fund
Investment Income:
Dividend income	$349	$194	$2,090
Income from Affiliated Investments	—	—	—
Less: Foreign Taxes Withheld	—	—	(165)

Total Investment Income	349	194	1,925

Expenses:
Investment advisory fees	319	250	431
Administration fees	32	16	41
Shareholder servicing fees — Class A	72	6	24
Shareholder servicing fees — Class C	n/a	—	—
Shareholder servicing fees — Class D	12	n/a	n/a
Distribution fees — Class A	n/a	—	n/a
Distribution fees — Class C	n/a	—	1
Distribution fees — Class D	12	n/a	n/a
Transfer agent fees	17	26	26
Custodian fees	10	2	36
Trustees’ fees	2	1	3
Chief Compliance Officer fees	1	—	1
Interest expense on securities sold short	—	23	—
Dividend expense on securities sold short	—	1	—
Registration fees	14	4	13
Professional fees	10	5	12
Printing fees	4	2	5
Insurance and other expenses	3	3	3

Total Expenses	508	339	596

Recovery of investment advisory fees previously waived(1)	—	13	57
Less: Investment advisory fees waived	(26)	—	—

Total Net Expenses	482	352	653

Net Investment Income (Loss)	(133)	(158)	1,272

Net realized gain from security transactions	4,559	2,231	1,046
Net realized loss on securities sold short	—	(354)	—
Net realized loss from foreign currency transactions	—	—	(47)
Net change in unrealized appreciation (depreciation) on investments	2,194	—	(297)
Net change in unrealized depreciation on securities sold long	—	(1,244)	—
Net change in unrealized appreciation on securities sold short	—	412	—
Net change in unrealized appreciation on foreign currency	—	—	5

Net Realized and Unrealized Gain on investments	6,753	1,045	707

Net Increase in Net Assets Resulting from Operations	$6,620	$887	$1,979

(1)	See Note 3 for Advisory Fees Recovered.
“n/a” designates that the fund does not offer this class.
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) (concluded)
For the period ended July 31, 2011*

	Louisiana	Mississippi
	Tax-Free Income	Tax-Free Income
	Fund*	Fund*
Investment Income:
Interest income	$78	$238

Total Investment Income	78	238

Expenses:
Investment advisory fees	10	31
Administration fees	2	5
Shareholder servicing fees — Class A	2	7
Transfer agent fees	17	17
Custodian fees	1	2
Trustees’ fees	—	—
Chief Compliance Officer fees	—	—
Offering Costs	13	13
Registration fees	1	1
Professional fees	2	1
Printing fees	1	1
Insurance and other expenses	5	5

Total Expenses	54	83

Less: Investment advisory fees waived	(10)	(31)
Less: Reimbursement from Adviser	(29)	(6)

Total Net Expenses	15	46

Net Investment Income	63	192

Net realized loss from security transactions	—	(13)
Net change in unrealized appreciation on investments	140	427

Net Realized and Unrealized Gain on investments	140	414

Net Increase in Net Assets Resulting from Operations	$203	$606

*	Commenced operations on February 1, 2011.
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

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Statements of Changes in Net Assets (000)

	Government		Strategic Income
	Money Market Fund		Bond Fund
	02/01/11	02/01/10	02/01/11	02/01/10
	to 07/31/11	to 01/31/11	to 07/31/11	to 01/31/11

Investment Activities:
Net investment income (loss)	$24	$46	$2,672	$4,816
Net realized gain (loss) from security transactions	—	(26)	73	260
Net change in unrealized appreciation (depreciation) on investments	—	—	3,624	(128)

Net Increase in Net Assets Resulting from Operations	24	20	6,369	4,948

Dividends and Distributions to Shareholders From:
Net investment income:
Trust Class Shares	(6)	(11)	(1,848)	(3,424)
Institutional Sweep Class Shares	(4)	(7)	n/a	n/a
Class A Shares	(14)	(28)	(832)	(1,375)
Class C Shares	n/a	n/a	(10)	(14)
Realized Capital Gains
Trust Class Shares	—	(2)	—	(180)
Institutional Sweep Class Shares	—	(2)	n/a	n/a
Class A Shares	—	(4)	—	(82)
Class C Shares	n/a	n/a	—	(1)

Total Dividends and distributions	(24)	(54)	(2,690)	(5,076)

Capital Share Transactions(1):
Trust Class Shares:
Shares issued	145,046	359,637	9,981	31,540
Shares reinvested	—	1	386	965
Shares redeemed	(126,523)	(348,753)	(9,065)	(15,304)

Total Trust Class Shares Transactions	18,523	10,885	1,302	17,201

Institutional Sweep Class Shares:
Shares issued	161,048	758,513	n/a	n/a
Shares reinvested	1	1	n/a	n/a
Shares redeemed	(186,617)	(702,903)	n/a	n/a

Total Institutional Sweep Class Shares Transactions	(25,568)	55,611	n/a	n/a

Class A Shares:
Shares issued	206,362	471,037	7,639	21,691
Shares reinvested	3	6	779	1,359
Shares redeemed	(211,256)	(444,599)	(4,260)	(7,975)

Total Class A Shares Transactions	(4,891)	26,444	4,158	15,075

Class C Shares:
Shares issued	n/a	n/a	86	397
Shares reinvested	n/a	n/a	8	14
Shares redeemed	n/a	n/a	(92)	(13)

Total Class C Shares Transactions	n/a	n/a	2	398

Total Increase (Decrease) in Net Assets from Capital Share Transactions	(11,936)	92,940	5,462	32,674

Total Increase (Decrease) in Net Assets	(11,936)	92,906	9,141	32,546

Net Assets:
Beginning of period	529,142	436,236	150,355	117,809

End of period	$517,206	$529,142	$159,496	$150,355

Undistributed net investment income (Accumulated net investment loss)	$(3)	$(3)	$23	$41

(1) For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

For the six months ended July 31, 2011 (Unaudited) and the year ended January 31, 2011

Value Fund		Growth Fund
02/01/11	02/01/10	02/01/11	02/01/10
to 07/31/11	to 01/31/11	to 07/31/11	to 01/31/11

$776	$1,669	$(90)	$(3)
8,428	9,135	7,210	4,579
(7,741)	17,896	(5,411)	13,137

1,463	28,700	1,709	17,713

(495)	(954)	—	—
n/a	n/a	n/a	n/a
(368)	(684)	—	—
(8)	(16)	—	—

—	—	—	—
n/a	n/a	n/a	n/a
—	—	—	—
—	—	—	—

(871)	(1,654)	—	—

5,541	8,718	3,045	5,729
130	236	—	—
(5,859)	(10,655)	(3,876)	(7,958)

(188)	(1,701)	(831)	(2,229)

n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a

n/a	n/a	n/a	n/a

8,809	15,268	3,081	6,493
354	657	—	—
(8,548)	(15,351)	(2,949)	(5,630)

615	574	132	863

434	713	50	16
8	16	—	—
(454)	(1,143)	(17)	(13)

(12)	(414)	33	3

415	(1,541)	(666)	(1,363)

1,007	25,505	1,043	16,350

153,168	127,663	83,190	66,840

$154,175	$153,168	$84,233	$83,190

$(39)	$56	$(78)	$12

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) (concluded)

	Burkenroad		Quantitative
	Fund		Long/Short Fund
	02/01/11	02/01/10	02/01/11	02/01/10
	to 07/31/11	to 01/31/11	to 07/31/11	to 01/31/11

Investment Activities:
Net investment income (loss)	$(133)	$135	$(158)	$(91)
Net realized gain (loss) from investments (including securities sold short) and foreign currency transactions	4,559	2,145	1,877	1,795
Net change in unrealized appreciation (depreciation) on investments (including securities sold short) and foreign currency	2,194	10,887	(832)	4,082

Net Increase in Net Assets Resulting from Operations	6,620	13,167	887	5,786

Dividends and Distributions to Shareholders From:
Net investment income:
Trust Class Shares	n/a	n/a	—	—
Class A Shares	—	(236)	—	—
Class C Shares	n/a	n/a	—	—
Class D Shares	—	(23)	n/a	n/a
Realized Capital Gains
Trust Class Shares	n/a	n/a	—	—
Class A Shares	—	(313)	—	—
Class C Shares		—		—
Class D Shares	—	(54)	n/a	n/a

Total Dividends and distributions	—	(626)	—	—

Capital Share Transactions(1):
Trust Class Shares:
Shares issued	n/a	n/a	2,678	7,813
Shares reinvested	n/a	n/a	—	—
Shares redeemed	n/a	n/a	(1,452)	(2,217)

Total Trust Class Shares Transactions	n/a	n/a	1,226	5,596

Class A Shares:
Shares issued	10,540	12,733	1,116	1,306
Shares reinvested	—	443	—	—
Shares redeemed	(5,595)	(12,199)	(318)	(888)

Total Class A Shares Transactions	4,945	977	798	418

Class C Shares:
Shares issued	n/a	n/a	8	—
Shares reinvested	n/a	n/a	—	—
Shares redeemed	n/a	n/a	—	—

Total Class C Shares Transactions	n/a	n/a	8	—

Class D Shares:
Shares issued	1,494	1,910	n/a	n/a
Shares reinvested	—	73	n/a	n/a
Shares redeemed	(1,014)	(1,585)	n/a	n/a

Total Class D Shares Transactions	480	398	n/a	n/a

Total Increase in Net Assets from Capital Share Transactions	5,425	1,375	2,032	6,014

Total Increase in Net Assets	12,045	13,916	2,919	11,800

Net Assets:
Beginning of period	60,219	46,303	30,492	18,692

End of period	$72,264	$60,219	$33,411	$30,492

Undistributed net investment income (Accumulated net investment loss)	$(211)	$(78)	$(214)	$(56)

(1)	For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.

“n/a” designates that the Fund does not offer this class.

*	Commenced operations on February 1, 2011.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

For the six months ended July 31, 2011 (Unaudited) and the year ended January 31, 2011

Diversified		Louisiana Tax-Free Income	Mississippi Tax-Free Income
International Fund		Fund*	Fund*
02/01/11	02/01/10	02/01/11	02/01/11
to 07/31/11	to 01/31/11	to 07/31/11	to 07/31/11

$1,272	$99	$63	$192
999	538	—	(13)
(292)	11,979	140	427

1,979	12,616	203	606

—	(191)	(27)	(82)
—	(32)	(33)	(104)
—	—	—	—
n/a	n/a	n/a	n/a

—	(157)	—	—
—	(48)	—	—
	—
n/a	n/a	n/a	n/a

—	(428)	(60)	(186)

24,316	21,683	2,573	5,985
—	181	—	3
(2,542)	(4,261)	(12)	(168)

21,774	17,603	2,561	5,820

4,955	10,724	3,723	9,567
—	79	21	80
(8,368)	(1,791)	(175)	(356)

(3,413)	9,012	3,569	9,291

48	142	—	—
—	—	—	—
(10)	—	—	—

38	142	—	—

n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a

n/a	n/a	n/a	n/a

18,399	26,757	6,130	15,111

20,378	38,945	6,273	15,531

74,816	35,871	—	—

$95,194	$74,816	$6,273	$15,531

$1,001	$(271)	$3	$6

The accompanying notes are an integral part of the financial statements.

Financial Highlights
For a Share Outstanding Throughout Each Year
For the six months ended July 31, 2011 (Unaudited) and the years ended January 31,

	Net Asset		Net Realized	Total	Dividends		Net Asset
	Value,	Net	and Unrealized	from	from Net		Value,
	Beginning	Investment	Gains (Losses)	Investment	Investment	Total	End of	Total
	of Period	Income†	on Investments	Operations	Income	Dividends	Period	Return††

Government Money Market Fund
Trust Class Shares
2011*	$1.00	$—	$—	$—	$—	$—	$1.00	0.00%
2011	1.00	—	—	—	—	—	1.00	0.01
2010	1.00	—	—	—	—	—	1.00	0.01
2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	1.04
2008	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	4.10
2007	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	4.44
Institutional Sweep Class Shares
2011*	$1.00	$—	$—	$—	$—	$—	$1.00	0.00%
2011	1.00	—	—	—	—	—	1.00	0.01
2010	1.00	—	—	—	—	—	1.00	0.01
2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	0.83
2008	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	3.84
2007	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	4.18
Class A Shares
2011*	$1.00	$—	$—	$—	$—	$—	$1.00	0.00%
2011	1.00	—	—	—	—	—	1.00	0.01
2010	1.00	—	—	—	—	—	1.00	0.01
2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	0.65
2008	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	3.58
2007	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	3.92

†	Per share data calculated using average shares method.

††	Total return is for the period indicated and has not been annualized.

*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than 0.01 per share, are 0 or have been rounded to 0.
The accompanying notes are an integral part of the financial statements.

July 31, 2011

		Ratio of
		Expenses to
		Average	Ratio of
	Ratio of	Net Assets	Net Investment
Net Assets,	Expenses to	(Excluding	Income	Portfolio
End of	Average	Waivers and/or	to Average	Turnover
Period (000)	Net Assets	Reimbursements)	Net Assets	Rate

$133,767	0.14%	0.61%	0.01%	n/a
115,244	0.24	0.62	0.01	n/a
104,366	0.42	0.61	0.01	n/a
110,321	0.57	0.60	1.12	n/a
156,059	0.58	0.59	4.07	n/a
171,440	0.58	0.64	4.37	n/a

$90,165	0.15%	0.85%	0.01%	n/a
115,733	0.24	0.85	0.01	n/a
60,131	0.41	0.86	0.01	n/a
64,711	0.79	0.85	0.87	n/a
95,701	0.83	0.85	3.81	n/a
142,981	0.83	0.89	4.08	n/a

$293,274	0.14%	1.10%	0.01%	n/a
298,165	0.25	1.12	0.01	n/a
271,739	0.41	1.11	0.01	n/a
243,952	0.96	1.10	0.68	n/a
336,081	1.08	1.09	3.48	n/a
280,371	1.08	1.14	3.90	n/a

Financial Highlights (continued)
For a Share Outstanding Throughout Each Year
For the six months ended July 31, 2011 (Unaudited) and the years ended January 31,

	Net Asset		Net Realized	Total	Dividends	Distributions	Total	Net Asset
	Value,	Net	and Unrealized	from	from Net	from	Dividends	Value,
	Beginning	Investment	Gains (Losses)	Investment	Investment	Net Realized	and	End of
	of Period	Income†	on Investments	Operations	Income	Gains	Distributions	Period

Strategic Income Bond Fund
Trust Class Shares
2011*	$16.01	$0.29	$0.38	$0.67	$(0.29)	$—	$(0.29)	$16.39
2011	15.98	0.59	0.06	0.65	(0.59)	(0.03)	(0.62)	16.01
2010	15.32	0.65	0.70	1.35	(0.64)	(0.05)	(0.69)	15.98
2009	15.74	0.64	(0.35)	0.29	(0.64)	(0.07)	(0.71)	15.32
2008	15.09	0.64	0.65	1.29	(0.64)	—	(0.64)	15.74
2007	15.12	0.62	(0.03)	0.59	(0.62)	—	(0.62)	15.09
Class A Shares
2011*	$15.98	$0.27	$0.38	$0.65	$(0.27)	$—	$(0.27)	$16.36
2011	15.95	0.55	0.06	0.61	(0.55)	(0.03)	(0.58)	15.98
2010	15.30	0.60	0.70	1.30	(0.60)	(0.05)	(0.65)	15.95
2009	15.71	0.60	(0.34)	0.26	(0.60)	(0.07)	(0.67)	15.30
2008	15.07	0.60	0.64	1.24	(0.60)	—	(0.60)	15.71
2007	15.10	0.58	(0.03)	0.55	(0.58)	—	(0.58)	15.07
Class C Shares
2011*	$16.06	$0.21	$0.39	$0.60	$(0.21)	$—	$(0.21)	$16.45
2011	16.03	0.42	0.07	0.49	(0.43)	(0.03)	(0.46)	16.06
2010	15.37	0.49	0.71	1.20	(0.49)	(0.05)	(0.54)	16.03
2009	15.80	0.49	(0.36)	0.13	(0.49)	(0.07)	(0.56)	15.37
2008	15.15	0.49	0.65	1.14	(0.49)	—	(0.49)	15.80
2007	15.14	0.47	0.01	0.48	(0.47)	—	(0.47)	15.15

†	Per share data calculated using average shares method.

††	Total return excludes applicable sales charges.

*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than 0.01 per share, are 0 or have been rounded to 0.
The accompanying notes are an integral part of the financial statements.

July 31, 2011

			Ratio of	Ratio of
		Ratio of	Expenses to	Net Investment
	Net Assets,	Expenses to	Average Net Assets	Income	Portfolio
Total	End of	Average	(Excluding	to Average	Turnover
Return††	Period (000)	Net Assets	Waivers)	Net Assets	Rate

4.21%	$105,879	0.75%	0.84%	3.60%	14%
4.10	102,110	0.75	0.86	3.68	20
8.99	84,953	0.75	0.87	4.12	14
1.94	76,917	0.75	0.85	4.15	32
8.76	94,135	0.75	0.84	4.19	14
4.00	87,835	0.75	0.89	4.12	19

4.09%	$52,835	1.00%	1.09%	3.34%	14%
3.86	47,483	1.00	1.11	3.41	20
8.67	32,485	1.00	1.12	3.85	14
1.76	23,610	1.00	1.11	3.91	32
8.43	24,436	1.00	1.09	3.94	14
3.75	16,977	1.00	1.14	3.88	19

3.74%	$782	1.75%	1.83%	2.59%	14%
3.09	762	1.75	1.86	2.62	20
7.89	371	1.75	1.87	3.10	14
0.89	290	1.75	1.86	3.20	32
7.65	119	1.75	1.84	3.19	14
3.23	112	1.75	1.89	3.12	19

Financial Highlights (continued)
For a Share Outstanding Throughout Each Year
For the six months ended July 31, 2011 (Unaudited) and the years ended January 31,

	Net Asset		Net Realized	Total	Dividends	Distributions	Total	Net Asset
	Value,	Net	and Unrealized	from	from Net	from	Dividends	Value,
	Beginning	Investment	Gains (Losses)	Investment	Investment	Net Realized	and	End of
	of Period	Income†	on Investments	Operations	Income	Gains	Distributions	Period

Value Fund
Trust Class Shares
2011*	$21.19	$0.12	$0.11	$0.23	$(0.14)	$—	$(0.14)	$21.28
2011	17.48	0.26	3.70	3.96	(0.25)	—	(0.25)	21.19
2010	15.37	0.25	2.11	2.36	(0.25)	—	(0.25)	17.48
2009	23.44	0.27	(7.99)	(7.72)	(0.27)	(0.08)	(0.35)	15.37
2008	26.12	0.25	(0.38)	(0.13)	(0.24)	(2.31)	(2.55)	23.44
2007	24.37	0.26	3.32	3.58	(0.24)	(1.59)	(1.83)	26.12
Class A Shares
2011*	$21.11	$0.10	$0.10	$0.20	$(0.11)	$—	$(0.11)	$21.20
2011	17.42	0.21	3.69	3.90	(0.21)	—	(0.21)	21.11
2010	15.31	0.21	2.11	2.32	(0.21)	—	(0.21)	17.42
2009	23.36	0.22	(7.97)	(7.75)	(0.22)	(0.08)	(0.30)	15.31
2008	26.04	0.18	(0.37)	(0.19)	(0.18)	(2.31)	(2.49)	23.36
2007	24.31	0.20	3.30	3.50	(0.18)	(1.59)	(1.77)	26.04
Class C Shares
2011*	$20.69	$0.01	$0.10	$0.11	$(0.03)	$—	$(0.03)	$20.77
2011	17.07	0.06	3.63	3.69	(0.07)	—	(0.07)	20.69
2010	15.02	0.08	2.06	2.14	(0.09)	—	(0.09)	17.07
2009	22.92	0.06	(7.80)	(7.74)	(0.08)	(0.08)	(0.16)	15.02
2008	25.60	(0.03)	(0.33)	(0.36)	(0.01)	(2.31)	(2.32)	22.92
2007	23.95	0.01	3.26	3.27	(0.03)	(1.59)	(1.62)	25.60

†	Per share data calculated using average shares method.

††	Total return excludes applicable sales charges.

*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than 0.01 per share, are 0 or have been rounded to 0.
The accompanying notes are an integral part of the financial statements.

July 31, 2011

			Ratio of	Ratio of
		Ratio of	Expenses to	Net Investment
	Net Assets,	Expenses to	Average Net Assets	Income (Loss)	Portfolio
Total	End of	Average	(Excluding	to Average	Turnover
Return††	Period (000)	Net Assets	Waivers)	Net Assets	Rate

1.04%	$77,980	1.03%	1.03%	1.13%	28%
22.83	77,828	1.05	1.05	1.34	82
15.51	65,625	1.06	1.06	1.53	85
(33.21)	65,358	1.04	1.04	1.31	65
(1.31)	84,322	1.03	1.03	0.91	60
14.83	80,965	1.08	1.08	1.02	64

0.92%	$71,262	1.28%	1.28%	0.88%	28%
22.49	70,420	1.30	1.30	1.09	82
15.29	57,599	1.31	1.31	1.26	85
(33.41)	46,305	1.29	1.29	1.06	65
(1.54)	63,371	1.28	1.28	0.66	60
14.52	55,007	1.33	1.33	0.77	64

0.53%	$4,933	2.03%	2.03%	0.13%	28%
21.62	4,920	2.05	2.05	0.34	82
14.34	4,439	2.06	2.06	0.52	85
(33.85)	3,894	2.04	2.04	0.31	65
(2.19)	5,169	2.03	2.03	(0.11)	60
13.72	1,163	2.08	2.08	0.03	64

Financial Highlights (continued)
For a Share Outstanding Throughout Each Year
For the six months ended July 31, 2011 (Unaudited) and the years ended January 31,

	Net Asset		Net Realized	Total	Dividends	Distributions	Total	Net Asset
	Value,	Net	and Unrealized	from	from Net	from	Dividends	Value,
	Beginning	Investment	Gains (Losses)	Investment	Investment	Net Realized	and	End of
	of Period	Income (Loss)†	on Investments	Operations	Income	Gains	Distributions	Period

Growth Fund
Trust Class Shares
2011*	$16.28	$(0.01)	$0.35	$0.34	$—	$—	$—	$16.62
2011	12.86	0.01	3.41	3.42	—	—	—	16.28
2010	10.39	0.02	2.45	2.47	—	—	—	12.86
2009	17.31	(0.02)	(6.90)	(6.92)	—	—	—	10.39
2008	18.11	(0.05)	(0.36)	(0.41)	—	(0.39)	(0.39)	17.31
2007	20.13	(0.05)	0.44	0.39	—	(2.41)	(2.41)	18.11
Class A Shares
2011*	$15.87	$(0.03)	$0.34	$0.31	$—	$—	$—	$16.18
2011	12.57	(0.02)	3.32	3.30	—	—	—	15.87
2010	10.18	(0.01)	2.40	2.39	—	—	—	12.57
2009	17.00	(0.06)	(6.76)	(6.82)	—	—	—	10.18
2008	17.83	(0.10)	(0.34)	(0.44)	—	(0.39)	(0.39)	17.00
2007	19.91	(0.10)	0.43	0.33	—	(2.41)	(2.41)	17.83
Class C Shares
2011*	$14.63	$(0.08)	$0.31	$0.23	$—	$—	$—	$14.86
2011	11.68	(0.12)	3.07	2.95	—	—	—	14.63
2010	9.52	(0.09)	2.25	2.16	—	—	—	11.68
2009	16.02	(0.15)	(6.35)	(6.50)	—	—	—	9.52
2008	16.95	(0.23)	(0.31)	(0.54)	—	(0.39)	(0.39)	16.02
2007	19.18	(0.23)	0.41	0.18	—	(2.41)	(2.41)	16.95

†	Per share data calculated using average shares method.

††	Total return excludes applicable sales charges.

*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than 0.01 per share, are 0 or have been rounded to 0.
The accompanying notes are an integral part of the financial statements.

July 31, 2011

			Ratio of	Ratio of
		Ratio of	Expenses to	Net Investment
	Net Assets,	Expenses to	Average Net Assets	Income (Loss)	Portfolio
Total	End of	Average	(Excluding	to Average	Turnover
Return††	Period (000)	Net Assets	Waivers)	Net Assets	Rate

2.09%	$53,100	1.07%	1.07%	(0.11)%	50%
26.59	52,801	1.10	1.10	0.09	81
23.81	43,499	1.10	1.12	0.15	87
(39.98)	35,730	1.08	1.08	(0.13)	84
(2.49)	53,028	1.06	1.06	(0.28)	60
2.07	51,654	1.10	1.10	(0.28)	94

1.95%	$30,647	1.32%	1.32%	(0.36)%	50%
26.25	29,942	1.35	1.35	(0.16)	81
23.48	22,987	1.35	1.37	(0.11)	87
(40.12)	18,918	1.32	1.32	(0.39)	84
(2.69)	37,852	1.31	1.31	(0.53)	60
1.78	35,347	1.35	1.35	(0.53)	94

1.57%	$486	2.07%	2.07%	(1.10)%	50%
25.26	447	2.10	2.10	(0.92)	81
22.69	354	2.10	2.12	(0.83)	87
(40.57)	333	2.08	2.08	(1.14)	84
(3.43)	363	2.06	2.06	(1.28)	60
1.06	458	2.10	2.10	(1.28)	94

Financial Highlights (continued)
For a Share Outstanding Throughout Each Year
For the six months ended July 31, 2011 (Unaudited) and the years ended January 31,

	Net Asset		Net Realized	Total	Dividends	Distributions	Total
	Value,	Net	and Unrealized	from	from Net	from	Dividends
	Beginning	Investment	Gains (Losses)	Investment	Investment	Net Realized	and	Redemption
	of Period	Income (Loss)†	on Investments	Operations	Income	Gains	Distributions	Fees

Burkenroad Fund
Class A Shares
2011*	$36.84	$(0.07)	$4.07	$4.00	$—	$—	$—	$—
2011	28.92	0.09	8.23	8.32	(0.17)	(0.23)	(0.40)	—
2010	21.42	(0.01)	7.51	7.50	—	—	—	—
2009	29.61	(0.12)	(7.68)	(7.80)	—	(0.40)	(0.40)	0.01
2008	31.32	(0.12)	(1.15)	(1.27)	—	(0.44)	(0.44)	—
2007	29.30	(0.10)	2.12	2.02	—	—	—	—
Class D Shares
2011*	$36.20	$(0.12)	$4.01	$3.89	$—	$—	$—	$—
2011	28.44	0.02	8.07	8.09	(0.10)	(0.23)	(0.33)	—
2010	21.12	(0.08)	7.40	7.32	—	—	—	—
2009	29.26	(0.20)	(7.55)	(7.75)	—	(0.40)	(0.40)	0.01
2008	31.04	(0.20)	(1.14)	(1.34)	—	(0.44)	(0.44)	—
2007	29.07	(0.17)	2.10	1.93	—	—	—	0.04

†	Per share data calculated using average shares method.

††	Total return excludes applicable sales charges.

*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than 0.01 per share, are 0 or have been rounded to 0.
The accompanying notes are an integral part of the financial statements.

July 31, 2011

				Ratio of
				Expenses to	Ratio of
Net Asset			Ratio of	Average Net Assets	Net Investment
Value,		Net Assets,	Expenses to	(Excluding	Income (Loss)	Portfolio
End of	Total	End of	Average	Waivers and/or	to Average	Turnover
Period	Return††	Period (000)	Net Assets	Reimbursements)	Net Assets	Rate

$40.84	10.86%	$62,341	1.40%	1.48%	(0.36)%	16%
36.84	28.78	51,688	1.40	1.53	0.29	23
28.92	35.01	39,901	1.40	1.58	(0.05)	20
21.42	(26.36)	23,033	1.40	1.64	(0.42)	87
29.61	(4.14)	19,579	1.40	1.62	(0.38)	42
31.32	6.89	18,987	1.40	1.71	(0.34)	22

$40.09	10.75%	$9,923	1.65%	1.73%	(0.60)%	16%
36.20	28.44	8,531	1.65	1.78	0.07	23
28.44	34.66	6,402	1.65	1.83	(0.30)	20
21.12	(26.50)	5,016	1.65	1.88	(0.70)	87
29.26	(4.40)	6,236	1.65	1.87	(0.63)	42
31.04	6.78	7,148	1.65	1.96	(0.58)	22

Financial Highlights (continued)
For a Share Outstanding Throughout Each Year
For the six months ended July 31, 2011 (Unaudited) and the years ended January 31,

	Net Asset		Net Realized	Total	Dividends	Total	Net Asset
	Value,	Net	and Unrealized	from	from Net	Dividends	Value,
	Beginning	Investment	Gains (Losses)	Investment	Investment	and	End of
	of Period	Loss†	on Investments	Operations	Income	Distributions	Period

Quantitative Long/Short Fund
Trust Class Shares
2011*	$15.37	$(0.07)	$0.57	$0.50	$—	$—	$15.87
2011	12.17	(0.05)	3.25	3.20	—	—	15.37
2010	11.33	(0.10)	0.94	0.84	—	—	12.17
2009#	15.00	—	(3.66)	(3.66)	(0.01)	(0.01)	11.33
Class A Shares
2011*	$15.29	$(0.10)	$0.58	$0.48	$—	$—	$15.77
2011	12.13	(0.08)	3.24	3.16	—	—	15.29
2010	11.33	(0.13)	0.93	0.80	—	—	12.13
2009#	15.00	(0.01)	(3.66)	(3.67)	—	—	11.33
Class C Shares
2011*	$15.02	$(0.15)	$0.56	$0.41	$—	$—	$15.43
2011	12.01	(0.18)	3.19	3.01	—	—	15.02
2010	11.29	(0.22)	0.94	0.72	—	—	12.01
2009#	15.00	(0.04)	(3.67)	(3.71)	—	—	11.29

*	All ratios for the period have been annualized.

(1)	The expense ratio includes the performance fee adjustment. Had the performance fee adjustment, dividend and interest expense been excluded, the ratios would have been 1.70%, 1.95% and 2.70% for Trust Class Shares, Class A Shares and Class C Shares, respectively.

(2)	The expense ratio includes the performance fee adjustment. Had the performance fee adjustment been excluded, the ratios would have been 1.70%, 1.95% and 2.70% for Trust Class Shares, Class A Shares and Class C Shares, respectively.

(3)	Ratio includes previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

#	Commenced operations on September 30, 2008. Ratios for the period have been annualized.

†	Per share data calculated using average shares method.

††	Total return excludes applicable sales charge. Total return is for the period indicated and has not been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

July 31, 2011

					Ratio of
		Ratio of		Ratio of	Expenses to
		Expenses to		Expenses to	Average Net Assets		Ratio of
		Average Net Assets		Average Net Assets	(Including Performance		Net
		(Including		(Including Performance	Adjustment, Dividend		Investment
	Net Assets,	Performance Adjustment,		Adjustment/Excluding	and Interest Expense/		Loss	Portfolio
Total	End of	Dividend and		Dividend and	Excluding Waivers		to Average	Turnover
Return††	Period (000)	Interest Expense)		Interest Expense)	and Recovered Fees)		Net Assets	Rate

3.25%	$28,544	2.10	%(3)	1.95%	2.02	%(3)	(0.92)%	43%
26.29	26,518	1.75	(3)	1.49 (1)	1.75	(3)	(0.35)	129
7.41	15,922	1.92		1.57 (2)	2.36		(0.86)	135
(24.43)	12,881	1.77		1.70	2.29		(0.03)	47

3.14%	$4,844	2.36	%(3)	2.22%	2.28	%(3)	(1.18)%	43%
26.05	3,960	2.00	(3)	1.74 (1)	2.00	(3)	(0.60)	129
7.06	2,759	2.17		1.82 (2)	2.61		(1.11)	135
(24.47)	1,942	2.02		1.95	2.61		(0.33)	47

2.73%	$23	3.12	%(3)	2.97%	3.03	%(3)	(1.93)%	43%
25.06	14	2.75	(3)	2.49 (1)	2.75	(3)	(1.36)	129
6.38	11	2.92		2.57 (2)	3.36		(1.86)	135
(24.73)	1	2.74		2.67	3.56		(1.08)	47

Financial Highlights (continued)
For a Share Outstanding Throughout Each Year
For the six months ended July 31, 2011 (Unaudited) and the years ended January 31,

	Net Asset		Net Realized	Total	Dividends	Distribution	Total	Net Asset
	Value,	Net	and Unrealized	from	from Net	from Net	Dividends	Value,
	Beginning	Investment	Gains (Losses)	Investment	Investment	Realized	and	End of
	of Period	Income (Loss)†	on Investments	Operations	Income	Gains	Distributions	Period

Diversified International Fund
Trust Class Shares
2011*	$20.68	$0.31	$0.24	$0.55	$—	$—	$—	$21.23
2011	17.11	0.05	3.65	3.70	(0.07)	(0.06)	(0.13)	20.68
2010	10.38	0.07	6.75	6.82	(0.09)	—	(0.09)	17.11
2009#	15.00	0.02	(4.60)	(4.58)	(0.04)	—	(0.04)	10.38
Class A Shares
2011*	$20.64	$0.32	$0.19	$0.51	$—	$—	$—	$21.15
2011	17.09	(0.02)	3.67	3.65	(0.04)	(0.06)	(0.10)	20.64
2010	10.38	0.01	6.76	6.77	(0.06)	—	(0.06)	17.09
2009#	15.00	—	(4.58)	(4.58)	(0.04)	—	(0.04)	10.38
Class C Shares
2011*	$20.42	$0.22	$0.21	$0.43	$—	$—	$—	$20.85
2011	17.00	(0.16)	3.64	3.48	—	(0.06)	(0.06)	20.42
2010	10.37	(0.23)	6.86	6.63	—	—	—	17.00
2009#	15.00	(0.02)	(4.59)	(4.61)	(0.02)	—	(0.02)	10.37

*	All ratios for the period have been annualized.

#	Commenced operations on September 30, 2008. Ratios for the period have been annualized.

(1)	Ratio includes previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

†	Per share data calculated using average shares method.

††	Total return excludes applicable sales charge. Total return is for the period indicated and has not been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

July 31, 2011

				Ratio of
				Expenses to
				Average		Ratio of
		Ratio of		Net Assets		Net Investment
	Net Assets,	Expenses to		(Excluding		Income (Loss)	Portfolio
Total	End of	Average		Waivers and/or		to Average	Turnover
Return††	Period (000)	Net Assets		Recovered Fees)		Net Assets	Rate

2.66%	$79,879	1.46	%(1)	1.33	%(1)	2.92%	8%
21.64	56,666	1.50	(1)	1.50		0.25	3
65.63	29,506	1.50		1.73		0.49	42
(30.53)	12,925	1.50		2.36		0.45	2

2.47%	$15,104	1.71	%(1)	1.57	%(1)	3.05%	8%
21.36	17,980	1.75	(1)	1.75		(0.12)	3
65.23	6,354	1.75		1.98		0.08	42
(30.57)	1,753	1.75		2.74		0.11	2

2.11%	$211	2.46	%(1)	2.33	%(1)	2.08%	8%
20.48	170	2.50	(1)	2.50		(0.87)	3
63.96	11	2.50		2.73		(1.37)	42
(30.77)	1	2.50		3.36		(0.62)	2

Financial Highlights (continued)
For a Share Outstanding Throughout the
Period For the six months ended July 31, 2011 (Unaudited)

	Net Asset		Net Realized	Total	Dividends		Net Asset
	Value,	Net	and Unrealized	from	from Net		Value,
	Beginning	Investment	Gains on	Investment	Investment	Total	End of	Total
	of Period	Income	Investments	Operations	Income	Dividends	Period	Return†

Louisiana Tax-Free Income Fund
Trust Class Shares
2011*	$15.00	$0.29	$0.71	$1.00	$(0.23)	$(0.23)	$15.77	6.72%
Class A Shares
2011*	$15.00	$0.27	$0.72	$0.99	$(0.22)	$(0.22)	$15.77	6.62%

†	Total return is for the period indicated and has not been annualized.

*	Commenced operations February 1, 2011. All ratios for the period have been annualized.

Amounts designated as “—” represent less than 0.01 per share, are 0 or have been rounded to 0.
The accompanying notes are an integral part of the financial statements.

July 31, 2011

Ratio of
Expenses to
		Average	Ratio of
	Ratio of	Net Assets	Net Investment
Net Assets,	Expenses to	(Excluding	Income	Portfolio
End of	Average	Waivers and/or	to Average	Turnover
Period (000)	Net Assets	Reimbursements)	Net Assets	Rate

$2,626	0.75%	3.16%	3.72%	6%

$3,647	1.00%	3.07%	3.49%	6%

Financial Highlights (concluded)
For a Share Outstanding Throughout the Period
For the six months ended July 31, 2011 (Unaudited)

	Net Asset		Net Realized	Total	Dividends		Net Asset
	Value,	Net	and Unrealized	from	from Net		Value,
	Beginning	Investment	Gains on	Investment	Investment	Total	End of	Total
	of Period	Income	Investments	Operations	Income	Dividends	Period	Return†

Mississippi Tax-Free Income Fund
Trust Class Shares
2011*	$15.00	$0.29	$0.66	$0.95	$(0.24)	$(0.24)	$15.71	6.35%
Class A Shares
2011*	$15.00	$0.28	$0.65	$0.93	$(0.22)	$(0.22)	$15.71	6.25%

†	Total return is for the period indicated and has not been annualized.

*	Commenced operations February 1, 2011. All ratios for the period have been annualized.

Amounts designated as “—” represent less than 0.01 per share, are 0 or have been rounded to 0.
The accompanying notes are an integral part of the financial statements.

July 31, 2011

Ratio of
Expenses to
		Average	Ratio of
	Ratio of	Net Assets	Net Investment
Net Assets,	Expenses to	(Excluding	Income	Portfolio
End of	Average	Waivers and/or	to Average	Turnover
Period (000)	Net Assets	Reimbursements)	Net Assets	Rate

$6,000	0.75%	1.50%	3.81%	26%

$9,531	1.00%	1.68%	3.62%	26%

Notes to Financial Statements
1. Organization:
The Advisors’ Inner Circle Fund II (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with thirty funds. The financial statements included herein relate to the Trust’s Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Hancock Horizon Government Money Market Fund (the “Government Money Market Fund”), the Hancock Horizon Strategic Income Bond Fund (the “Strategic Income Bond Fund”), the Hancock Horizon Value Fund (the “Value Fund”), the Hancock Horizon Growth Fund (the “Growth Fund”), the Hancock Horizon Burkenroad Fund (the “Burkenroad Fund”), the Hancock Horizon Quantitative Long/Short Fund (the “Quantitative Long/Short Fund”), the Hancock Horizon Diversified International Fund (the “Diversified International Fund”), the Hancock Horizon Louisiana Tax-Free Income Fund (“Louisiana Tax-Free Income Fund”) and the Hancock Horizon Mississippi Tax-Free Income Fund (“Mississippi Tax-Free Income Fund”), (each a “Fund” and collectively the “Funds”). Prior to March 8, 2009, the Government Money Market Fund was named the Treasury Securities Money Market Fund. The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2011, there were no fair valued securities in the Funds.

July 31, 2011 (Unaudited)
The Government Money Market Fund values its investments using the amortized cost method, as permitted by Rule 2a-7 of the 1940 Act, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Horizon Advisers (the “Adviser”) or a Sub-Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.
The Diversified International Fund uses Interactive Data Pricing and Reference Data Corp. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Administrator and may request that a meeting of the Committee be held.
If a local market in which the Diversified International Fund own securities is closed for one or more days, the Diversified International Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to

Notes to Financial Statements (continued)
unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:
•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at July 31, 2011 (000):

	Level 1	Level 2	Level 3	Total

Government Money Market Fund
Investments in Securities
U.S. Government Agency Obligations	$—	$195,565	$—	$195,565
Corporate Bonds	—	25,070	—	25,070
Repurchase Agreements	—	296,539	—	296,539

Total Investments in Securities	$—	$517,174	$—	$517,174

Strategic Income Bond Fund
Investments in Securities
Corporate Bonds	$—	$40,170	$—	$40,170
Municipal Bonds	—	36,352	—	36,352
U.S. Government Mortgage-Backed Obligations	—	29,469	—	29,469
Exchange Traded Funds	18,353	—	—	18,353
U.S. Government Agency Obligations	—	16,987	—	16,987
U.S. Treasury Obligations	—	10,209	—	10,209
Cash Equivalents	7,032	—	—	7,032

Total Investments in Securities	$25,385	$133,187	$—	$158,572

Value Fund
Investments in Securities
Common Stock	$151,959	$—	$—	$151,959
Cash Equivalent	2,035	—	—	2,035

Total Investments in Securities	$153,994	$—	$—	$153,994

Growth Fund
Investments in Securities
Common Stock	$82,560	$—	$—	$82,560
Cash Equivalent	1,556	—	—	1,556

Total Investments in Securities	$84,116	$—	$—	$84,116

Burkenroad Fund
Investments in Securities
Common Stock	$70,579	$—	$—	$70,579
Cash Equivalent	1,674	—	—	1,674

Total Investments in Securities	$72,253	$—	$—	$72,253

Quantitative Long/Short Fund
Assets at Fair Value at July 31, 2011 (investments in securities at fair value)
Investments in Securities
Common Stock	$32,350	$—	$—	$32,350
Cash Equivalent	3,810	—	—	3,810

Total Investments in Securities	$36,160	$—	$—	$36,160

Liabilities at Fair Value at July 31, 2011 (securities sold short at fair value)
Investments in Securities
Common Stock	$(1,673)	$—	$—	$(1,673)

Total Investments in Securities	$(1,673)	$—	$—	$(1,673)

Diversified International Fund
Investments in Securities
Common Stock	$86,010	$—	$—	$86,010
Exchange Traded Funds	4,522	—	—	4,522
Cash Equivalent	4,512	—	—	4,512

Total Investments in Securities	$95,044	$—	$—	$95,044

Louisiana Tax-Free Income Fund
Investments in Securities Municipal Bonds	$—	$6,138	$—	$6,138

Total Investments in Securities	$—	$6,138	$—	$6,138

Mississippi Tax-Free Income Fund
Investments in Securities
Municipal Bonds	$—	$15,002	$—	$15,002
Cash Equivalent	439	—	—	439

Total Investments in Securities	$439	$15,002	$—	$15,441

July 31, 2011 (Unaudited)
For the six months ended July 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities. This does not include transfers between Level 1 investments and Level 2 investments due to the Diversified International Fund utilizing international fair value pricing during the year. In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.
Federal Income Taxes — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the closing rate on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
Security Transactions and Related Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and are included in interest income.

Notes to Financial Statements (continued)
Repurchase Agreements — The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated securities that are of comparable quality to securities that are rated in the highest rating category by an NRSRO, as determined by the Adviser. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization and/or retention of the collateral by the Funds may be delayed or limited.
TBA Purchase Commitments — The Funds may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.
Short Sales — The Quantitative Long/Short Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss.
In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense.
Short sales are collateralized by cash deposits with the counterparty broker, Goldman, Sachs & Co., and pledged securities held at the custodian, U.S. Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions.
The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Open Rate plus 150 basis points on the amount of any shortfall in the required cash margin.
Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.
Classes of Shares — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.
Dividends and Distributions — Dividends from net investment income, if any, are declared daily and paid monthly for the Government Money Market Fund, declared and paid monthly for the Strategic Income Bond Fund, the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income

July 31, 2011 (Unaudited)
Fund declared and paid quarterly for the Value Fund and declared and paid annually for the Growth Fund, Burkenroad Fund, Quantitative Long/Short Fund and the Diversified International Fund. Net realized gains on sales of securities, if any, are distributed to shareholders at least annually.
Offering Costs — Offering Costs, including costs of printing initial prospectuses, legal and registration fees are amortized over twelve months from the inception dates of the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund. As of July 31, 2011, the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund had $10,903 and $12,158 left to be amortized, respectively.
3. Agreements and other Transactions with Affiliates:
Advisory Agreement
     Horizon Advisers (the “Adviser”), an unincorporated division of Hancock Bank, serves as Investment Adviser to each Fund pursuant to an investment advisory agreement dated May 31, 2000 (as amended and restated May 21, 2001) (the “Advisory Agreement”) with the Trust. For its services, the Adviser is entitled to a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund. The Adviser receives 0.40% of the average daily net assets of the Government Money Market Fund, 0.60% of the average daily net assets of the Strategic Income Bond Fund, 0.80% of the average daily net assets of the Value and the Growth Funds, 0.95% of the average daily net assets of the Burkenroad Fund, 1.20% of the average daily net assets of the Quantitative Long/Short Fund, 1.00% of the average daily net assets of the Diversified International Fund and 0.60% for the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund. For the month ended October 31, 2009 and each subsequent month thereafter, the fee received by the Adviser for the Quantitative Long/Short Fund will be comprised of a basic fee at the annual rate of 1.20% of the Fund’s average daily net assets as described above and a performance adjustment (“performance adjustment”), if applicable, that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund’s performance benchmark. The performance adjustment is calculated and paid monthly by comparing the Fund’s Trust Class Share performance to that of the Fund’s performance benchmark over the current month plus the previous 11 months (the “performance period”). In cases where the advisory fee is comprised of the basic fee and a performance adjustment, the fee paid to the Adviser based on the performance adjustment will result in a minimum fee of 0.80% if the Fund’s Trust Class Share underperforms the Fund’s performance benchmark by 200 basis points or more on a rolling 12-month basis, and a maximum fee of 1.60% if the Fund’s Trust Share Class outperforms the Fund’s performance benchmark by 200 basis points or more on a rolling 12-month basis. In cases where the performance adjustment is not applicable because the performance difference does not result in a performance adjustment, the basic fee at the annual rate of 1.20% of the Fund’s average daily net assets will continue to apply.
     The Adviser oversees EARNEST Partners, LLC (the Sub-Adviser to the Diversified International Fund) to ensure its compliance with the investment policies and guidelines of the Diversified International Fund, and monitors the Sub-Adviser’s adherence to its investment style. The Adviser pays the Sub-Adviser out of the advisory fee it receives from the Diversified International Fund. The Board of Trustees of the Trust (the “Board”) supervises the Adviser and the Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.
     During the six months ended July 31, 2011, the Quantitative Long/Short Fund’s advisory fees, before waivers, were adjusted in accordance with the policy described above, as follows:

Base		Net Advisory
Advisory	Performance	Fees Before	Effective
Fee	Adjustment	Waivers	Rate
$197,325	$52,709	$250,034	1.52%
     The Adviser has agreed to waive all or a portion of its fee so that the total annual expenses (excluding performance adjustments, interest, dividend expenses, taxes, brokerage

Notes to Financial Statements (continued)
commissions, and extraordinary expenses) of each Fund will not exceed the following as a percentage of average net assets:

	Government
	Money	Strategic
	Market	Income Bond	Value	Growth
	Fund*	Fund*	Fund**	Fund**
Trust Class Shares	0.58%	0.75%	1.10%	1.10%
Institutional Sweep Class Shares	0.83	n/a	n/a	n/a
Class A Shares	1.08	1.00	1.35	1.35
Class C Shares	n/a	1.75	2.10	2.10

					Louisiana	Mississippi
		Quantitative		Diversified	Tax-Free	Tax-Free
	Burkenroad	Long/Short		International	Income	Income
	Fund*	Fund*		Fund*	Fund*	Fund*
Trust Class Shares	n/a	1.70	%(1)	1.50%	0.75%	0.75%
Class A Shares	1.40%	1.95	%(1)	1.75%	1.00%	1.00%
Class C Shares	n/a	2.70	%(1)	2.50%	n/a	n/a
Class D Shares	1.65	n/a		n/a	n/a	n/a

“n/a” designates that the Fund does not offer this class.

*	The Adviser has contractually agreed to waive fees and reimburse expenses through May 31, 2012.

**	The Adviser has voluntarily agreed to waive fees and reimburse expenses. This may discontinue at any time.

(1)	The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep the Net Expenses (excluding interest, dividend expenses, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses), before giving effect to any performance incentive adjustment, from exceeding 1.70%, 1.95%, and 2.70% of the Fund’s average daily net assets of the Trust Class, Class A and Class C Shares, respectively, until May 31, 2012 (the “Expense Limits”). Since the Expense Limits are applied before giving effect to performance incentive adjustments, the percentages shown as Net Expenses for each class of shares may be up to 0.40% higher or lower than the Expense Limit for that class because Net Expenses reflect performance incentive adjustments, if any.
     In addition, the Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Government Money Market Fund in order to limit the one-day net income yield of the Trust Class Shares, Institutional Sweep Class Shares and Class A Shares of the Fund to not less than 0.01% of the average daily net assets.
     The Adviser may seek reimbursement for Advisory Fees waived or limited and other expenses paid by the Adviser during the preceding three-year period, pursuant to the Expense Limitation Agreement. Reimbursement by a Fund of the Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of each Fund to exceed the total operating expense limitation.
     As of July 31, 2011, fees previously waived by the Adviser which may be subject to possible future reimbursement are as follows:

	Government
	Money	Strategic
	Market	Income Bond	Growth
	Fund(1)	Fund(1)	Fund(1)
Expiring 2012	$—	$—	$—
Expiring 2013	1,480,112	139,904	6,490
Expiring 2014	1,874,724	140,394	324

			Louisiana	Mississippi
		Quantitative	Tax-Free	Tax-Free
	Burkenroad	Long/Short	Income	Income
	Fund(1)	Fund(2)	Fund(3)	Fund(3)
Expiring 2012	$—	$29,148	$—	$—
Expiring 2013	69,855	—	—	—
Expiring 2014	61,908	—	38,545	36,813

(1)	Reimbursement of Advisory Fees waived effective from May 31, 2009.

(2)	Reimbursement of Advisory Fees waived effective from September 30, 2008 (commencement of operations).

(3)	Reimbursement of Advisory Fees waived effective from February 1, 2011 (commencement of operations).
     During the six months ended July 31, 2011, the Adviser recaptured $13,055 and $57,274 of prior expense limitation reimbursements for the Quantitative Long/Short Fund and Diversified International Fund, respectively.
Administration Agreement
     SEI Investments Global Funds Services (“the Administrator”) is the Administrator of the Trust. SEI Investments Management Corporation (“SEI Investments”), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator.
     Effective June 1, 2011, the Funds and the Administrator have entered into an Administration Agreement. The Administrator is entitled to a fee calculated daily and paid monthly (expressed as a percentage of the combined average daily net assets of the Funds) of: 0.10% up to $350 million, 0.08% on the next $400 million, 0.07% on the next $250 million, 0.05% on the next $500 million and 0.04% on the net assets over $1.5 billion, subject to certain minimum fee levels.
     Prior to June 1, 2011, the Funds and the Administrator had entered into an Administration Agreement. The Administrator was entitled to a fee calculated daily and paid monthly (expressed as a percentage of the combined average daily net assets of the Funds) of: 0.125% up to $350 million,

July 31, 2011 (Unaudited)
0.10% on the next $400 million and 0.08% on the net assets over $750 million, subject to certain minimum fee levels.
Transfer Agent and Custodian Agreement
     Hancock Bank serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock Bank is paid an annual fee of $20,000 per class on the first ten classes and $17,500 per class on the remaining classes.
     Hancock Bank serves as custodian to the Funds (except for the Quantitative Long/Short Fund), and for such services is paid an annual fee from the Funds’ assets of 0.03% of each Fund’s average daily net assets, subject to a minimum of $250 per month per Fund.
     U.S. Bank serves as custodian to the Quantitative Long/Short Fund and for such services is paid an annual fee based on the Fund’s average daily net assets. BNY Mellon serves as sub-custodian to the Diversified International Fund, and for such services is paid an annual fee based on the Fund’s average daily net assets.
Distribution Agreement
     The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company, have entered into a distribution agreement. As provided in the distribution agreement and the distribution plan, the Trust will be charged a fee based upon the average daily net assets of the Funds.
The following table summarizes the agreement:

Government
	Money	Strategic
	Market	Income Bond	Value	Growth
	Fund	Fund	Fund	Fund
Trust Class Shares	—	—	—	—
Institutional Sweep Class Shares	—	n/a	n/a	n/a
Class A Shares	0.25%	—	—	—
Class C Shares	n/a	0.75%	0.75%	0.75%

		Quantitative	Diversified
	Burkenroad	Long/Short	International
	Fund	Fund	Fund
Trust Class Shares	n/a	—	—
Class A Shares	—	—	—
Class C Shares	n/a	0.75%	0.75%
Class D Shares	0.25%	n/a	n/a

“—”	designates that no fees are charged to this class.

“n/a”	designates that the Fund does not offer this class.
     To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from the Funds’ assets, applicable to that class of shares. During the six months ended July 31, 2011, Hancock Investment Securities, Inc. received distribution fees in the amount of $332,371 and $4,995, for the Government Money Market Fund and Burkenroad Fund, respectively.
     The Trust has adopted a shareholder servicing plan pursuant to which a shareholder servicing fee will be charged based upon the average daily net assets of the Funds.
The following table summarizes the agreement:

	Government	Strategic
	Money	Income
	Market	Bond	Value	Growth
	Fund	Fund	Fund	Fund
Trust Class Shares	—	—	—	—
Institutional Sweep Class Shares	0.25%	n/a	n/a	n/a
Class A Shares	0.25	0.25%	0.25%	0.25%
Class C Shares	n/a	0.25	0.25	0.25

				Louisiana	Mississippi
		Quantitative	Diversified	Tax-Free	Tax-Free
	Burkenroad	Long/Short	International	Income	Income
	Fund	Fund	Fund	Fund	Fund
Trust Class Shares	n/a	—	—	—	—
Class A Shares	0.25%	0.25%	0.25%	0.25%	0.25%
Class C Shares	n/a	0.25	0.25	n/a	n/a
Class D Shares	0.25	n/a	n/a	n/a	n/a

“—”	designates that no fees are charged to this class.

“n/a”	designates that the Fund does not offer this class.
     To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds’ assets, applicable to that class of shares. During the six months ended July 31, 2011, Hancock Investment Securities, Inc. received shareholder servicing fees in the amount of $458,962, $27,245, $30,067, $22,076, $46,089, $4,271, $8,841, $0 and $0, for the Government Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund, Burkenroad Fund, Quantitative Long/Short Fund Diversified International Fund, Louisiana Tax-Free Income Fund and Mississippi Tax-Free Income Fund, respectively.

Notes to Financial Statements (continued)
Investment in Affiliated Companies
     The Strategic Income Bond Fund, Value Fund, Growth Fund, Burkenroad Fund, Quantitative Long/Short Fund and Diversified International Fund may invest in the Government Money Market Fund for cash management purposes. To the extent the Funds invest in the Government Money Market Fund, they will indirectly bear a pro rata portion of the Government Money Market Fund’s portfolio management fees and other Fund operating expenses.
Other
     Certain officers and a trustee of the Trust are also officers of the Administrator and/or the Distributor. Such officers and trustee are paid no fees by the Trust for serving as officers of the Trust.
     The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.
4. Share Transactions:
Shares issued, reinvested and redeemed for the Funds were as follows (000):

	Government		Strategic Income
	Money Market Fund		Bond Fund		Value Fund		Growth Fund
	02/01/11	02/01/10	02/01/11	02/01/10	02/01/11	02/01/10	02/01/11	02/01/10
	to	to	to	to	to	to	to	to
	07/31/11	01/31/11	07/31/11	01/31/11	07/31/11	01/31/11	07/31/11	01/31/11
Trust Class Shares:
Shares issued	145,046	359,637	619	1,949	251	465	180	415
Shares reinvested	—	1	24	60	6	12	—	—
Shares redeemed	(126,523)	(348,753)	(563)	(947)	(265)	(558)	(229)	(552)

Total Trust Class Shares Transactions	18,523	10,885	80	1,062	(8)	(81)	(49)	(137)

Institutional Sweep Class Shares:
Shares issued	161,049	758,513	n/a	n/a	n/a	n/a	n/a	n/a
Shares reinvested	1	1	n/a	n/a	n/a	n/a	n/a	n/a
Shares redeemed	(186,618)	(702,904)	n/a	n/a	n/a	n/a	n/a	n/a

Total Institutional Sweep Class
Shares Transactions	(25,568)	55,610	n/a	n/a	n/a	n/a	n/a	n/a

Class A Shares:
Shares issued	206,362	471,037	473	1,345	397	802	186	469
Shares reinvested	3	6	48	84	16	34	—	—
Shares redeemed	(211,256)	(444,599)	(264)	(494)	(387)	(808)	(179)	(410)

Total Class A Shares Transactions	(4,891)	26,444	257	935	26	28	7	59

Class C Shares:
Shares issued	n/a	n/a	5	24	20	37	3	1
Shares reinvested	n/a	n/a	1	1	—	1	—	—
Shares redeemed	n/a	n/a	(6)	(1)	(20)	(60)	(1)	—

Total Class C Shares Transactions	n/a	n/a	—	24	—	(22)	2	1

Redemption Fees	—	—	—	—	—	—	—	—

Net Change in Capital Shares	(11,936)	92,939	337	2,021	18	(75)	(40)	(77)

“n/a” designates that the Fund does not offer this class.
Amounts designated as “—” are either 0 shares or have been rounded to 0 shares.

July 31, 2011 (Unaudited)
Shares issued, reinvested and redeemed for the Funds were as follows (000):

			Quantitative		Diversified		Louisiana	Mississippi
	Burkenroad		Long/Short		International		Tax-Free	Tax-Free
	Fund		Fund		Fund		Income Fund	Income Fund
	02/01/11	02/01/10	02/01/11	02/01/10	02/01/11	02/01/10	02/01/11	02/01/11
	to	to	to	to	to	to	to	to
	07/31/11	01/31/11	07/31/11	01/31/11	07/31/11	01/31/11	07/31/11	07/31/11
Trust Class Shares:
Shares issued	n/a	n/a	162	580	1,142	1,238	168	393
Shares reinvested	n/a	n/a	—	—	—	9	—	—
Shares redeemed	n/a	n/a	(88)	(164)	(118)	(232)	(1)	(11)

Total Trust Class Shares Transactions	n/a	n/a	74	416	1,024	1,015	167	382

Class A Shares:
Shares issued	264	397	68	98	233	594	241	625
Shares reinvested	—	12	—	—	—	4	1	5
Shares redeemed	(141)	(386)	(20)	(67)	(390)	(99)	(11)	(23)

Total Class A Shares Transactions	123	23	48	31	(157)	499	231	607

Class C Shares:
Shares issued	n/a	n/a	1	1	2	7	n/a	n/a
Shares reinvested	n/a	n/a	—	—	—	—	n/a	n/a
Shares redeemed	n/a	n/a	—	—	—	—	n/a	n/a

Total Class C Shares Transactions	n/a	n/a	1	1	2	7	n/a	n/a

Class D Shares:
Shares issued	38	59	n/a	n/a	n/a	n/a	n/a	n/a
Shares reinvested	—	2	n/a	n/a	n/a	n/a	n/a	n/a
Shares redeemed	(26)	(50)	n/a	n/a	n/a	n/a	n/a	n/a

Total Class D Shares Transactions	12	11	n/a	n/a	n/a	n/a	n/a	n/a

Net Change in Capital Shares	135	34	123	448	869	1,521	398	989

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are either 0 shares or have been rounded to 0 shares.
5. Investment Transactions:
The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the year ended July 31, 2011 were as follows:

	Strategic						Louisiana	Mississippi
	Income				Quantitative	Diversified	Tax-Free	Tax-Free
	Bond	Value	Growth	Burkenroad	Long/Short	International	Income	Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Cost of Security Purchases
U.S. Government Securities	$18,669	$—	$—	$—	$—	$—	$—	$—
Other	5,681	44,474	42,871	15,637	14,345	24,567	6,128	19,963
Proceeds from Sales and Maturities
U.S. Government Securities	$15,931	$—	$—	$—	$—	$—	$—	$—
Other	3,650	44,808	43,693	10,413	14,313	6,725	230	2,772

Notes to Financial Statements (continued)
6. Federal Tax Information:
The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.
The tax character of dividends and distributions declared during the years ended January 31, 2011 and January 31, 2010 was as follows (000):

	Ordinary Income		Long-Term Capital Gain		Totals
	2011	2010	2011	2010	2011	2010
Government Money Market Fund	$55	$52	$—	$—	$55	$52
Strategic Income Bond Fund	5,020	4,465	263	199	5,283	4,664
Value Fund	1,768	1,784	—	—	1,768	1,784
Growth Fund	—	15	—	—	—	15
Burkenroad Fund	259	—	367	—	626	—
Quantitative Long/Short Fund	—	—	—	—	—	—
Diversified International Fund	429	164	—	—	429	164
Louisiana Tax-Free Income Fund	19	—	—	—	19	—
Mississippi Tax-Free Income Fund	54	—	—	—	54	—

Amounts designated as “—” are either $0 or have been rounded to $0.

*	Amounts in this column are estimated tax character and will not be determined until the Funds’ 2011 tax return is filed.
As of April 30, 2011, the components of distributable earnings on a tax basis were as follows (000):

	Government							Louisiana	Mississippi
	Money	Strategic				Quantitative	Diversified	Tax-Free	Tax-Free
	Market	Income	Value	Growth	Burkenroad	Long/Short	International	Income	Income
	Fund	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$—	$24	$18	$—	$165	$—	$1,632	$1	$3
Undistributed long-term capital gain	—	—	—	—	2,172	—	—	—	—
Unrealized appreciation (depreciation)	—	5,650	33,270	22,681	23,537	8,360	22,276	73	199
Capital Loss Carryforward	—	—	(12,956)	(8,350)	—	(1,441)	—	—	—
Post-October Losses	(26)	(63)	—	—	—	—	—	—	(19)
Post-October Currency Losses	—	—	—	—	—	—	(14)	—	—
Other temporary differences	—	—	—	—	—	—	—	—	—

Total distributable earnings	$(26)	$5,611	$20,332	$14,331	$25,874	$6,919	$23,894	$74	$183

Undistributed amounts at April 30, 2010, reported in the above table, have been paid. Amounts designated as “—” are either $0 or have been rounded to $0.

July 31, 2011 (Unaudited)
Post-October Losses represent losses on investment transactions from November 1, 2010 through April 30, 2011, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having risen in the following year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended April 30, 2011, the Value Fund and Growth Fund utilized capital loss carry forwards to offset realized capital gains in the amounts of $10,705 and $7,031, respectively. At April 30, 2011, capital loss carryforwards and their expiration dates were as follows:

			Quantitative
	Value	Growth	Long/Short
	Fund (000)	Fund (000)	Fund (000)
Expires April 30, 2018	$12,956	$8,350	$1,441
Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (excluding securities sold short and foreign currency) held by the Funds at July 31, 2011 were as follows:

		Aggregate Gross	Aggregate Gross
		Unrealized	Unrealized	Net Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Appreciation
	(000)	(000)	(000)	(000)
Strategic Income Bond Fund	$150,806	$8,888	$(1,122)	$7,766
Value Fund	134,701	24,483	(5,190)	19,293
Growth Fund	69,420	16,809	(2,113)	14,696
Burkenroad Fund	53,037	20,593	(1,377)	19,216
Quantitative Long/Short Fund Fund	31,141	5,852	(833)	5,019
Diversified International Fund	78,853	18,437	(2,246)	16,191
Louisiana Tax-Free Income Fund	5,997	160	(19)	141
Mississippi Tax-Free Income Fund	15,013	451	(23)	428
For Federal income tax purposes, the book cost of securities owned at July 31, 2011 for the Government Money Market Fund was equal to tax cost.

Notes to Financial Statements (concluded)
7. Other:
On July 31, 2011, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

	Number of	% of Outstanding
	Shareholders	Shares
Government Money Market Fund, Trust Class	1	93
Government Money Market Fund, Institutional Sweep Class	1	89
Government Money Market Fund, Class A	2	100
Strategic Income Bond Fund, Trust Class	2	79
Strategic Income Bond Fund, Class A	1	15
Strategic Income Bond Fund, Class C	2	28
Value Fund, Trust Class	2	72
Value Fund, Class A	1	14
Value Fund, Class C	3	67
Growth Fund, Trust Class	2	71
Growth Fund, Class A	1	25
Growth Fund, Class C	2	47
Burkenroad Fund, Class A	1	21
Burkenroad Fund, Class D	1	11
Quantitative Long/Short Fund, Trust Class	2	82
Quantitative Long/Short Fund, Class A	1	28
Quantitative Long/Short Fund, Class C	3	95
Diversified International Fund, Trust Class	2	56
Diversified International Fund, Class A	1	17
Diversified International Fund, Class C	2	63
Louisiana Tax-Free Income Fund, Trust Class	2	99
Louisiana Tax-Free Income Fund, Class A	1	14
Mississippi Tax-Free Income Fund, Trust Class	2	96
Mississippi Tax-Free Income Fund, Class A	2	22
These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.
8. Indemnifications:
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on the Trust’s experience, the risk of loss from such claims is considered remote.
9. Concentration of Risks:
When the Diversified International Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Diversified International Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. The Diversified International Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or unrealized or repatriated. The Diversified International Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized. At July 31, 2011, the net assets of the Diversified International Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.
10. Subsequent Events:
The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

July 31, 2011 (Unaudited)
Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”) must annually review and re-approve the following agreements (collectively, the “Agreements”):
•	the Advisory Agreement between Horizon Advisers (the “Adviser”) and the Trust, on behalf of the Hancock Horizon Government Money Market Fund, Hancock Horizon Strategic Income Fund, Hancock Horizon Value Fund, Hancock Horizon Growth Fund, Hancock Horizon Burkenroad Fund, Hancock Horizon Diversified International Fund and the Hancock Horizon Quantitative Long/Short Fund (collectively, the “Funds”); and

•	the Sub-Advisory Agreement between the Adviser and EARNEST Partners, LLC (“the Sub-Adviser”), on behalf of the Hancock Horizon Diversified International Fund.
After their initial two-year term, the Agreements must be re-approved: (i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for additional one-year terms. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Agreements for an additional year.
Prior to this year’s meeting held on May 17-18, 2011, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds, the Adviser and the Sub-Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser, the Sub-Adviser and their affiliates from their relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.
At the meeting, representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fee and other aspects of the Agreements. Among other things, the representative from the Adviser provided an overview of the Adviser, including its history, affiliation with Hancock Bank, assets under management, personnel, business partnerships, oversight of sub-advisers, approach to risk management, execution quality, business plan, investment process and trading practices and soft dollar practices and policies. With respect to the Diversified International Fund, the representative from the Sub-Adviser provided, among other things, an overview of the Sub-Adviser, including its investment personnel, assets under management, approach to risk management, execution quality and soft dollar policies, and investment process and trading practices. The representative also discussed the Diversified International Fund’s portfolio characteristics with respect to sector and country weightings. The Board then discussed the written materials that the Board received before the meeting and the Adviser and the Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the Sub-Adviser and the re-approval of the Agreements, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (continued)
Nature, Extent, and Quality of Services Provided by the Adviser and the Sub-Adviser
In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser and the Sub-Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser and the Sub-Adviser was provided to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.
The Board also considered other services to be provided by the Adviser and the Sub-Adviser to the Funds, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser.
Investment Performance of the Funds, the Adviser and the Sub-Adviser
The Board was provided with information regarding each of the Fund’s performance since the Agreements were last renewed, as well as information regarding each Fund’s performance since its inception. The Board also compared the each Fund’s performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, representatives from the Adviser and the Sub-Adviser provided information regarding and led a discussion of factors impacting the performance of their respective Funds over the past year, outlining market conditions and explaining their expectations and strategies for the future. With respect to the Hancock Horizon Diversified International Fund, the Hancock Horizon Burkenroad Fund and the Hancock Horizon Value Fund, the Board noted that each Fund had generally outperformed its respective benchmark index over various periods of time. With respect to the Hancock Horizon Growth Fund and the Hancock Horizon Quantitative Long/Short Fund, the Board noted that although each Fund underperformed its benchmark over various periods of time, each Fund’s recent performance was favorable to that of its respective benchmark and did not necessitate any significant additional review. With respect to the Hancock Horizon Government Money Market Fund and the Hancock Horizon Strategic Income Bond Fund, the Board noted that each Fund’s performance was comparable to that of its respective benchmark index. Based on this information, the Board concluded that each Fund’s performance was reasonable and was satisfied with the investment results that the Adviser and the Sub-Adviser had been able to achieve for the respective Fund(s).
Costs of Advisory Services, Profitability and Economies of Scale
In concluding that the advisory fees payable to the Adviser and the Sub-Adviser were reasonable, the Trustees reviewed a report of the fees paid to the Adviser and the Sub-Adviser as well as the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratios and advisory fees paid by the Funds to those paid by other comparable mutual funds and noted that each Fund’s total fees and expenses, after waivers, were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory

July 31, 2011 (Unaudited)
fees were the result of arm’s length negotiations and appeared reasonable in light of the services rendered. The Trustees also considered the Adviser and the Sub-Adviser’s commitment to managing the Funds, as well as the Adviser’s willingness to continue its expense limitations and fee waiver arrangements with the Funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser and the Sub-Adviser’s fees are reasonable in light of the services that the Adviser and the Sub-Adviser provide to the Funds; and (c) agreed to renew the Agreements for another year.
[Hancock Horizon Louisiana Tax-Free Income Fund and Hancock Horizon Mississippi Tax-Free Income Fund—November 2010]
Board Considerations in Approving a New Advisory Agreement
During the reporting period, pursuant to Section 15(c) of the 1940 Act, at its November 9-10, 2010 meeting, the Board of the Trust considered the approval of a new advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, on behalf of the Hancock Horizon Louisiana Tax-Free Income and Hancock Horizon Mississippi Tax-Free Income Funds (the “Funds”) for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.
Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the costs of the services to be provided, as discussed in further detail below.
At the meeting, representatives from the Adviser, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the Adviser’s representative provided an overview of the Adviser, including its investment management team, experience managing municipal securities, familiarity with the Louisiana and Mississippi markets, approach to risk management and business plan. The representatives also provided an overview of the Funds, including each Fund’s proposed strategy and composition, including average maturity, duration and quality. In addition, the representatives discussed the distribution opportunities and initial funding sources for the Funds. The Trustees then discussed the written materials that the Board received before the meeting, the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (concluded)
Nature, Extent and Quality of Services Provided by the Adviser
In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Funds. Among other things, the Board considered the quality of the Adviser’s portfolio management personnel. The Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.
The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser.
Investment Performance of the Adviser
Because the Funds are new, no performance information relating to the Fund was available for consideration. The Board did, however, review the performance of a municipal bond composite managed by the Adviser. The Adviser’s representative noted that the composite was not Louisiana or Mississippi specific, but was meant to represent the Adviser’s familiarity with the municipal bond market in general. The representative also noted that the composite’s performance was generally comparable to that of the Barclays Capital Municipal Bond Index.
Cost of Services Provided and Economies of Scale
In concluding that the advisory fees payable by each Fund to the Adviser were reasonable, the Trustees reviewed a report of the proposed fees to be paid by the Funds to the Adviser as well as the expected costs of services to be provided by and the expected profits to be realized by the Adviser from its relationship with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratios and advisory fees to be paid by the Funds to those paid by other comparable mutual funds and noted that each Fund’s expected total fees and expenses, after waivers, were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services to be rendered. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to enter into an expense limitation and fee waiver arrangement. Because it was not possible to determine the profitability that the Adviser might achieve with respect to each Fund, the Trustees did not make any conclusions regarding the Adviser’s profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fee is reasonable in light of the services that the Adviser will provide to the Funds; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

Wall Street Savvy,
Main Street Touch.
Investment Adviser
Horizon Advisers
(an unincorporated division of Hancock Bank)
One Hancock Plaza
P.O. Box 4019
Gulfport, MS 39502

Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Administrator
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
Two Commerce Square
2001 Market Street, Suite 4000
Philadelphia, PA 19103
This material must be preceded or
accompanied by a current prospectus.

The Hancock Horizon Funds:
•    Not FDIC Insured
•    No Bank Guarantee
•    May Lose Value

Hancock Horizon Funds
For more information call 1-800-990-2434
www.hancockhorizonfunds.com
HHF-SA-001-0400

Item 2. Code of Ethics.
Not applicable for semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b)) or 240.15d-15(b)).
(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Philip T. Masterson,
Philip T. Masterson, President
Date: October 7, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson,
Philip T. Masterson, President

Date: October 7, 2011

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO
Date: October 7, 2011